Putnam Diversified Income Trust
The fund's portfolio
6/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (76.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$97,044	$106,743
5.00%, 3/20/50	26,741	27,598
3.50%, with due dates from 9/20/49 to 11/20/49	91,770	89,509

		223,850
U.S. Government Agency Mortgage Obligations (76.9%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	11,000,000	11,255,778
5.50%, TBA, 8/1/52	160,000,000	164,420,400
5.00%, TBA, 8/1/52	400,000,000	406,859,280
5.00%, TBA, 7/1/52	141,000,000	143,841,996
4.50%, TBA, 8/1/52	181,000,000	181,275,772
4.50%, TBA, 7/1/52	117,000,000	117,429,624
4.00%, TBA, 8/1/52	86,000,000	84,619,253
4.00%, TBA, 7/1/52	105,000,000	103,506,984
3.50%, TBA, 8/1/52	76,000,000	72,959,970
3.00%, TBA, 8/1/52	51,000,000	47,406,061

		1,333,575,118

Total U.S. government and agency mortgage obligations (cost $1,326,525,165)		$1,333,798,968

U.S. TREASURY OBLIGATIONS (0.6%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 11/15/29(i)	$2,213,000	$2,035,650
1.625%, 8/15/29(i)	727,000	666,346
1.625%, 5/15/26(i)	420,000	398,899
1.375%, 1/31/25(i)	340,000	327,991
0.625%, 11/30/27(i)	6,854,000	6,021,582
0.25%, 5/31/25(i)	1,701,000	1,569,785

Total U.S. treasury obligations (cost $11,020,253)		$11,020,253

MORTGAGE-BACKED SECURITIES (45.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (25.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	$10,655,291	$2,316,535
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.50%), 5.176%, 9/15/41	5,223,228	779,539
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	3,920,974	829,668
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,774,497	533,258
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.876%, 12/15/47	11,660,896	1,671,006
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.876%, 11/15/47	9,201,054	1,327,411
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.776%, 8/15/56	1,982,738	297,569
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.776%, 4/15/47	7,251,052	1,184,123
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.776%, 1/15/35	22,022,315	2,317,251
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 9/25/50	3,934,217	599,339
Strips IFB Ser. 326, Class S2, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 4.626%, 3/15/44	4,466,041	570,905
Strips IFB Ser. 311, Class S1, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 4.626%, 8/15/43	7,593,049	1,096,460
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	47,272,522	11,050,897
REMICs Ser. 5134, Class ID, IO, 4.50%, 8/25/51	31,300,498	6,081,155
REMICs Ser. 5122, Class AI, IO, 4.50%, 7/25/51	34,403,160	7,090,147
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	29,236,950	6,382,163
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	23,810,833	5,035,976
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	26,750,457	6,114,951
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	5,277,588	1,111,834
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,582,675	558,154
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,849,771	545,321
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	3,857,932	575,338
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,979,204	456,757
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/50	4,061,038	580,607
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 7/25/50	35,684,342	5,128,993
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 1/25/50	2,565,694	330,103
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 12/25/49	817,645	111,887
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	6,650,331	1,138,238
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	13,695,101	1,970,437
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	3,252,297	121,557
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	2,218,798	104,017
REMICs Ser. 5142, Class IC, IO, 3.50%, 9/25/51	47,942,611	7,899,648
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	1,397,905	114,938
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,128,549	161,709
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	58,251,770	8,100,072
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	4,620,234	656,910
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	7,404,852	605,265
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,290,683	19,606
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.398%, 7/25/43(WAC)	6,034,839	83,281
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	6,308	469
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	8,700,437	1,628,827
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	9,831,121	2,163,063
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	15,248,101	2,948,830
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	14,006	2,825
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	600,971	101,797
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	26,421,457	4,527,845
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,119,036	194,567
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	668,777	109,261
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	21,750,359	4,465,066
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	6,802,425	1,266,952
REMICs Ser. 17-87, Class KI, IO, 5.00%, 6/25/41	497,032	86,621
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 4.776%, 4/25/40	4,433,953	617,472
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/48	26,948,242	3,672,102
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/48	32,071,258	4,225,708
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.576%, 6/25/45	1,979,366	208,704
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 10/25/41	1,115,945	25,695
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	41,606	7,362
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	47,898,079	9,594,071
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	23,483,685	5,295,571
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,510,734	641,198
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	19,743,473	3,021,709
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	3,340,078	711,698
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 3/25/49	1,658,361	227,308
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 12/25/46	31,593,837	3,410,717
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 9/25/46	22,384,016	2,130,958
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/50	2,045,642	277,041
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 12/25/49	1,018,855	141,144
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 10/25/49	2,356,661	317,001
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 8/25/49	1,136,690	125,215
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 8/25/49	13,114,156	1,790,863
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 7/25/49	14,897,645	2,006,719
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 7/25/49	757,822	92,386
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 4.276%, 10/25/41	8,253,204	963,750
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	46,673	7,584
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	5,541,611	1,050,745
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	6,084,297	880,823
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	5,270,339	1,002,105
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	2,282,627	353,807
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,740,564	117,640
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	748,597	109,331
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	7,853,744	1,133,295
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,861,093	361,642
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,503,498	291,908
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	7,872,755	1,164,302
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	8,201,764	1,302,298
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	1,749,866	169,212
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	5,351,540	392,180
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	3,654,478	303,797
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	8,720,431	757,562
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	15,615,157	1,998,802
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,220,365	90,533
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	4,393,691	137,566
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	974,397	8,000
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	68,667,258	10,061,246
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	2,567,835	25,678
REMICs FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	86,509	433
FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	4,200,042	31,544
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	9,628,871	2,238,623
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	3,438,782	747,356
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	4,097,497	848,448
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 5.155%, 1/20/43	16,275,143	2,401,112
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	19,006,436	3,292,718
Ser. 18-37, IO, 5.00%, 3/20/48	7,740,990	1,365,092
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	4,390,757	945,265
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	4,401,929	887,429
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	7,664,096	1,523,546
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	4,996,933	732,700
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	13,026,077	2,482,340
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,712,078	336,252
Ser. 14-132, IO, 5.00%, 9/20/44	5,379,153	940,168
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	5,144,825	779,671
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,036,898	435,489
Ser. 12-146, IO, 5.00%, 12/20/42	3,796,984	773,028
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	15,097,042	3,106,425
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,652,655	893,747
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	25,512,325	5,405,551
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	14,043,065	2,817,881
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,030,352	194,456
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	6,894,092	1,360,480
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	6,209,824	1,180,280
IFB Ser. 20-61, Class SF, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.44%), 4.845%, 7/20/43	17,572,989	2,269,773
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 6/20/51	4,250,151	591,026
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 5/20/51	37,473,993	5,431,057
IFB Ser. 21-58, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 4/20/51	60,292,103	7,691,078
IFB Ser. 21-42, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 3/20/51	37,992,336	4,024,471
IFB Ser. 21-57, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 3/20/51	63,780,156	8,970,162
IFB Ser. 18-105, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.655%, 8/20/48	16,959,944	1,862,556
IFB Ser. 18-91, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.655%, 7/20/48	12,718,781	1,397,553
IFB Ser. 18-104, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 8/20/48	16,213,911	1,833,291
IFB Ser. 18-100, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 7/20/48	12,869,277	1,441,127
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 6/20/48	11,860,484	1,272,802
IFB Ser. 18-67, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 5/20/48	11,023,681	1,183,864
IFB Ser. 17-160, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 10/20/43	18,379,619	2,381,189
IFB Ser. 13-99, Class VS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.591%, 7/16/43	3,735,827	369,660
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 7/20/50	2,803,782	449,524
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 10/20/48	1,619,752	165,809
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 9/20/43	3,322,991	377,093
IFB Ser. 16-77, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 3/20/43	713,330	21,864
IFB Ser. 13-152, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 5/20/41	13,935,928	1,703,931
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 2/20/40	3,462,200	411,690
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 4/20/50	2,988,832	426,847
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 8/20/49	1,611,729	187,557
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 7/20/49	1,676,645	182,670
IFB Ser. 18-164, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 12/20/48	25,714,292	2,823,209
IFB Ser. 16-77, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 10/20/45	13,184,665	1,664,345
IFB Ser. 14-46, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 3/20/44	6,971,454	705,093
IFB Ser. 14-4, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 1/20/44	10,900,048	1,369,800
IFB Ser. 13-182, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 12/20/43	3,993,282	577,089
Ser. 20-61, IO, 4.50%, 5/20/50	67,175,746	12,555,261
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,713,028	291,218
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	35,146,224	5,394,007
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	1,694,565	322,696
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	8,512,422	1,537,710
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	5,658,243	970,989
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	6,028,436	1,044,560
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	2,767,498	193,211
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	809,474	57,456
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	13,803,656	2,540,977
Ser. 13-167, IO, 4.50%, 9/20/40	2,713,420	462,530
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,381,064	575,809
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	9,787,263	1,713,899
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	8,401,471	1,597,960
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	5,103,276	964,009
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	5,228,851	512,689
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 2/20/50	4,536,144	416,600
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 1/20/50	30,601,762	3,579,005
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 10/20/49	8,645,432	1,580,831
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 8/20/49	3,772,249	391,781
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 6/20/49	3,702,443	356,500
IFB Ser. 19-6, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 1/20/49	15,526,191	1,521,107
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 4.005%, 8/20/44	9,666,802	1,008,899
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	6,957,094	1,151,747
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	14,031,832	1,890,042
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	8,186,792	989,456
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	2,315,772	196,720
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	6,404,065	1,116,947
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	4,216,150	694,805
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	1,250,387	28,414
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,671,129	410,879
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	3,202,627	530,932
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,421,354	177,613
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	5,283,730	839,585
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,961,228	336,664
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	4,805,325	439,931
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	29,359,531	4,950,437
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	10,432,380	1,620,149
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,497,635	165,501
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	1,491,946	189,636
Ser. 16-79, IO, 3.50%, 6/20/46	3,688,946	475,542
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,946,615	562,934
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	6,203,102	927,284
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	7,245,031	874,743
Ser. 13-76, IO, 3.50%, 5/20/43	7,065,104	967,284
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	4,371,469	564,528
Ser. 13-28, IO, 3.50%, 2/20/43	1,666,018	178,730
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,733,706	413,769
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,910,136	446,616
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,711,205	206,149
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	17,095,310	2,692,596
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	11,406,937	1,766,914
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	3,042,660	204,375
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	4,674,242	296,347
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	7,195,082	541,790
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	2,385,709	32,207
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	5,460,071	229,756
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	137,947	100
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	39,292,920	5,510,427
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	38,387,647	5,719,759
Ser. 21-30, Class KI, IO, 3.00%, 2/20/51	46,955,277	7,957,932
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	32,426,796	5,076,571
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	51,046,942	8,004,160
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66(WAC)	27,191,279	1,348,687
Ser. 17-H16, IO, 2.639%, 8/20/67	27,656,179	1,762,722
Ser. 17-H16, Class JI, IO, 2.58%, 8/20/67(WAC)	29,437,730	1,660,656
Ser. 16-H17, Class KI, IO, 2.471%, 7/20/66(WAC)	17,174,110	796,847
Ser. 16-H04, Class HI, IO, 2.381%, 7/20/65(WAC)	38,921,951	1,405,082
Ser. 17-H02, Class BI, IO, 2.377%, 1/20/67(WAC)	17,317,247	856,199
Ser. 15-H15, Class BI, IO, 2.374%, 6/20/65(WAC)	48,889,734	2,180,482
Ser. 17-H03, Class EI, IO, 2.373%, 1/20/67(WAC)	19,521,382	1,365,874
Ser. 15-H10, Class BI, IO, 2.291%, 4/20/65(WAC)	24,389,790	1,151,198
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67(WAC)	37,333,204	2,269,952
Ser. 17-H18, Class FI, IO, 2.227%, 9/20/67(WAC)	30,223,564	2,008,035
Ser. 18-H01, Class XI, IO, 2.183%, 1/20/68(WAC)	29,337,294	2,198,436
Ser. 18-H03, Class XI, IO, 2.164%, 2/20/68(WAC)	69,433,914	3,825,809
Ser. 17-H20, Class HI, IO, 2.134%, 10/20/67(WAC)	26,826,542	1,674,806
Ser. 18-H02, Class EI, IO, 2.124%, 1/20/68(WAC)	54,716,940	3,830,186
Ser. 18-H01, IO, 2.108%, 12/20/67(WAC)	18,868,614	1,161,231
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67(WAC)	29,364,889	1,489,798
Ser. 18-H02, Class HI, IO, 2.091%, 1/20/68(WAC)	44,877,713	3,141,440
Ser. 15-H18, Class BI, IO, 2.073%, 7/20/65(WAC)	26,665,824	1,215,962
Ser. 17-H05, Class CI, IO, 1.985%, 2/20/67(WAC)	4,205,837	222,064
Ser. 17-H08, Class NI, IO, 1.955%, 3/20/67(WAC)	38,372,528	1,765,136
Ser. 15-H12, Class AI, IO, 1.867%, 5/20/65(WAC)	58,147,863	2,878,319
Ser. 15-H23, Class DI, IO, 1.865%, 9/20/65(WAC)	27,003,192	1,566,185
Ser. 15-H15, Class AI, IO, 1.825%, 6/20/65(WAC)	34,740,437	1,893,354
Ser. 16-H23, Class NI, IO, 1.809%, 10/20/66(WAC)	70,461,956	2,846,663
Ser. 16-H22, Class AI, IO, 1.804%, 10/20/66(WAC)	29,213,749	1,260,282
FRB Ser. 15-H08, Class CI, IO, 1.80%, 3/20/65(WAC)	44,303,264	2,086,684
Ser. 18-H05, Class AI, IO, 1.796%, 2/20/68(WAC)	43,462,546	3,015,214
Ser. 18-H05, Class BI, IO, 1.794%, 2/20/68(WAC)	50,852,218	3,527,873
Ser. 17-H06, Class DI, IO, 1.779%, 2/20/67(WAC)	24,462,191	1,081,229
Ser. 17-H09, IO, 1.772%, 4/20/67(WAC)	31,297,676	1,366,425
Ser. 15-H23, Class BI, IO, 1.763%, 9/20/65(WAC)	49,068,309	2,178,633
Ser. 18-H04, IO, 1.731%, 2/20/68(WAC)	34,742,452	2,277,437
Ser. 15-H03, Class CI, IO, 1.721%, 1/20/65(WAC)	51,102,395	2,350,710
Ser. 16-H14, IO, 1.685%, 6/20/66(WAC)	31,889,917	1,248,298
Ser. 14-H25, Class BI, IO, 1.684%, 12/20/64(WAC)	35,256,325	1,319,292
Ser. 16-H24, Class JI, IO, 1.679%, 11/20/66(WAC)	15,272,939	803,361
Ser. 16-H18, IO, 1.672%, 8/20/66(WAC)	33,960,340	1,355,425
Ser. 17-H10, Class MI, IO, 1.623%, 4/20/67(WAC)	61,080,284	2,571,480
Ser. 16-H27, Class EI, IO, 1.615%, 12/20/66(WAC)	23,561,268	761,783
Ser. 16-H08, Class AI, IO, 1.598%, 8/20/65(WAC)	31,197,458	985,840
Ser. 17-H03, Class HI, IO, 1.589%, 1/20/67(WAC)	50,339,380	1,808,599
Ser. 15-H01, Class BI, IO, 1.57%, 1/20/65(WAC)	26,077,646	995,592
Ser. 17-H11, Class DI, IO, 1.543%, 5/20/67(WAC)	20,163,404	1,202,697
Ser. 18-H15, Class EI, IO, 1.53%, 8/20/68(WAC)	45,565,539	2,123,354
Ser. 20-H12, Class IH, IO, 1.504%, 7/20/70(WAC)	48,272,442	1,982,018
Ser. 15-H20, Class BI, IO, 1.481%, 8/20/65(WAC)	33,059,701	1,282,716
Ser. 15-H24, Class AI, IO, 1.471%, 9/20/65(WAC)	24,650,619	881,900
Ser. 14-H06, Class BI, IO, 1.466%, 2/20/64(WAC)	29,377,322	708,170
Ser. 12-H29, Class AI, IO, 1.348%, 10/20/62(WAC)	10,129,556	200,545
Ser. 12-H29, Class FI, IO, 1.348%, 10/20/62(WAC)	10,129,556	189,139
Ser. 17-H12, Class QI, IO, 1.294%, 5/20/67(WAC)	31,476,331	1,540,829
Ser. 17-H11, Class TI, IO, 1.203%, 4/20/67(WAC)	21,874,578	1,537,783
Ser. 16-H06, Class CI, IO, 1.187%, 2/20/66(WAC)	29,190,236	554,089

		440,561,955
Commercial mortgage-backed securities (8.6%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.665%, 11/10/42 (In default)(NON)(WAC)	5,406,396	2,973,518
FRB Ser. 05-1, Class C, 5.665%, 11/10/42 (In default)(NON)(WAC)	8,629,000	862,900
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	282,000	201,586
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	308,000	194,562
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	5,802	5,744
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	2,937,190
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,813,679
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	60,759	58,937
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	5,915,000	4,424,313
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.699%, 2/10/50(WAC)	205,000	185,975
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,325,000	3,272,289
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	13,980,000	11,952,900
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.082%, 4/10/47(WAC)	147,000	142,481
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	241,440	241,082
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.007%, 5/10/47(WAC)	226,000	158,955
FRB Ser. 14-UBS3, Class D, 4.926%, 6/10/47(WAC)	165,000	149,404
FRB Ser. 13-CR9, Class D, 4.435%, 7/10/45(WAC)	192,000	154,305
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	3,013,710
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	10,781,406	5,307,687
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.902%, 4/15/50(WAC)	272,000	196,594
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.543%, 2/10/46(WAC)	273,000	259,876
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	401,000	367,116
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.541%, 5/10/45(WAC)	221,503	199,353
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	15,237,000	10,563,771
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	248,000	229,363
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47(WAC)	9,906,000	6,155,548
FRB Ser. 14-C18, Class E, 4.447%, 2/15/47(WAC)	7,852,000	3,528,736
FRB Ser. 14-C25, Class D, 4.086%, 11/15/47(WAC)	7,740,000	5,900,171
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	8,766,483
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	215,078
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	431,000	333,220
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	176,060
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	8,466,227
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46(WAC)	650,000	45,705
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	4,095,000	3,706,901
FRB Ser. 13-C10, Class F, 4.209%, 7/15/46(WAC)	254,000	57,150
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,196,713
Ser. 14-C19, Class D, 3.25%, 12/15/47	3,310,000	2,943,623
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,336,155	1,241,956
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	7,066,000	5,051,483
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 5.374%, 3/25/50	568,000	509,913
FRB Ser. 19-01, Class M10, 4.874%, 10/15/49	488,000	453,197
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 4.727%, 1/19/37	2,575,000	2,549,250
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	685
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	6,684,295
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46(WAC)	11,277,111	6,609,628
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	1,605,368
Ser. 16-C33, Class D, 3.123%, 3/15/59	310,000	263,305
Ser. 19-C53, Class D, 2.50%, 10/15/52	250,000	182,143
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	679,418
FRB Ser. 12-C9, Class E, 4.981%, 11/15/45(WAC)	265,000	254,510
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46(WAC)	22,811,996	13,533,427
FRB Ser. 12-C10, Class D, 4.556%, 12/15/45(WAC)	12,891,000	9,261,520

		149,239,048
Residential mortgage-backed securities (non-agency) (11.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	6,941,140	3,926,334
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.82%, 11/27/36(WAC)	5,538,879	4,431,103
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.943%, 9/25/35(WAC)	1,481,458	1,274,356
FRB Ser. 05-8, Class 21A1, 2.593%, 10/25/35(WAC)	54,825	47,368
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 3.574%, 8/25/35	316,950	303,859
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.23%), 2.084%, 9/25/46	3,716,225	3,101,086
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 6.374%, 10/25/27 (Bermuda)	2,376,000	2,375,993
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 1.804%, 11/25/47	2,137,725	1,869,570
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 1.974%, 3/25/37	5,828,375	5,087,437
FRB Ser. 07-AMC3, Class A2B, (ICE LIBOR USD 1 Month + 0.18%), 1.804%, 3/25/37	1,001,792	874,119
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	398,975
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 2.324%, 9/25/35	537,679	476,693
FRB Ser. 06-OA7, Class 1A1, 2.283%, 6/25/46(WAC)	2,272,827	2,090,547
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.272%, 11/20/35	10,745,096	9,635,285
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 2.049%, 12/25/35	359,929	259,045
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	2,203,521	1,870,919
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	3,866,155	3,288,815
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	8,039,569	7,000,495
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 1.436%, 8/25/46	2,470,970	2,306,866
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.416%, 6/25/46	282,240	249,517
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 4.474%, 1/25/30	686,000	623,546
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 12.124%, 5/25/28	6,299,703	6,342,759
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 7/25/28	2,087,457	2,207,414
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 10.974%, 4/25/28	10,565,150	10,737,145
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 9.174%, 12/25/27	10,204,062	10,104,383
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 10/25/29	1,935,000	2,014,202
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 11/25/28	121,664	126,996
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.95%), 6.574%, 7/25/29	3,062,000	3,205,123
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.50%), 6.124%, 2/25/24	237,554	237,628
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (ICE LIBOR USD 1 Month + 3.15%), 4.774%, 7/25/30	137,000	130,262
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,607,873
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 13.874%, 2/25/49	570,000	612,084
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 12.624%, 10/25/48	2,017,000	2,146,676
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 12.426%, 10/25/50	256,000	304,026
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 12.374%, 1/25/49	2,342,000	2,491,836
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 12.124%, 3/25/49	2,996,000	3,183,496
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 8/25/50	448,000	524,160
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 7/25/50	3,318,000	3,799,110
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 10.974%, 6/25/50	239,000	275,448
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (ICE LIBOR USD 1 Month + 8.15%), 9.774%, 7/25/49	144,000	143,406
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 9.374%, 9/25/48	2,734,000	2,690,452
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 10/25/48	753,000	744,294
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	4,487,520
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 4.724%, 3/25/50	510,921	506,809
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	200,000	197,409
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 13.874%, 9/25/28	14,081,963	15,902,141
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 13.374%, 10/25/28	7,695,326	8,591,198
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 13.374%, 8/25/28	5,410,274	6,000,519
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 12.374%, 1/25/29	444,405	474,078
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 11.874%, 1/25/29	148,402	151,398
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 10.874%, 4/25/29	416,472	433,528
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	481,333	502,512
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 7.124%, 9/25/29	660,000	691,400
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 6.924%, 10/25/28	109,260	113,598
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 6.474%, 10/25/29	393,000	410,055
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.124%, 12/25/30	1,804,900	1,823,142
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 5/25/30	28,000	28,179
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 2/25/30	3,018,000	3,026,490
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 5.924%, 2/25/25	45,086	46,047
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 1/25/31	425,000	422,397
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 5.724%, 3/25/31	1,624,000	1,598,595
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/25	174,367	177,442
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 5.374%, 3/25/31	313,000	302,941
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 5.374%, 10/25/30	500,000	488,750
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.224%, 1/25/30	1,598,000	1,569,699
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 10/25/29	498,620	507,839
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (ICE LIBOR USD 1 Month + 2.85%), 4.474%, 11/25/29	216,622	216,901
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.80%), 4.424%, 2/25/30	131,062	132,833
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (ICE LIBOR USD 1 Month + 2.25%), 3.874%, 7/25/30	45,000	45,327
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 3.724%, 3/25/31	721,666	702,080
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (ICE LIBOR USD 1 Month + 9.25%), 10.874%, 11/25/39	4,100,000	3,934,632
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 8.374%, 2/25/40	1,645,000	1,433,962
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 7.374%, 7/25/29	3,761,000	3,995,832
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 6.926%, 10/25/41	185,000	150,775
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (ICE LIBOR USD 1 Month + 5.25%), 6.874%, 6/25/39	578,449	586,493
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 5.724%, 9/25/31	314,000	309,968
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 5.426%, 1/25/42	1,471,000	1,288,964
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 2/25/40	239,000	231,886
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 1/25/40	126,000	112,409
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.074%, 7/25/31	106,217	105,554
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.926%, 1/25/42	3,600,000	3,317,627
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 1.984%, 5/25/36	9,239,900	2,667,371
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 1.934%, 5/25/37	4,266,461	3,247,200
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 2.132%, 5/19/35	10,887,282	4,069,264
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 2.024%, 6/25/37	4,068,595	1,844,628
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 0.648%, 2/26/37	142,634	128,226
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 7/25/29 (Bermuda)	383,000	377,813
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 5.124%, 7/25/29 (Bermuda)	317,000	307,540
Radnor Re, Ltd. 144A FRB Ser. 20-2, Class B1, (ICE LIBOR USD 1 Month + 7.60%), 9.224%, 10/25/30 (Bermuda)	168,000	168,120
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 2.044%, 8/25/36	7,626,379	6,901,873
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	246,955
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	206,067
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.95%, 9/25/35(WAC)	115,951	107,504
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 2.604%, 10/25/45	108,136	102,903

		190,515,094

Total mortgage-backed securities (cost $928,970,963)		$780,316,097

CORPORATE BONDS AND NOTES (16.0%)(a)
		Principal amount	Value
Basic materials (1.2%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$30,000	$27,046
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,200,000	1,113,535
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		320,000	279,904
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		260,000	232,051
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		615,000	468,120
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,295,000	1,129,888
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		4,755,000	4,279,500
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		25,000	20,477
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		37,000	31,154
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		87,000	78,735
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		47,000	43,593
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		825,000	765,419
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	46,698
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		2,359,000	2,182,193
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		198,000	197,010
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		1,100,000	913,880
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		20,000	16,556
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,290,000	869,392
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$140,000	110,305
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		1,300,000	1,095,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	29,400
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		15,000	14,325
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		100,000	96,391
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		265,000	226,212
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		175,000	134,783
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		65,000	54,027
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		434,000	366,849
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		500,000	391,625
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		2,035,000	1,413,990
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		613,000	508,864
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		295,000	237,475
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		1,814,000	1,677,950
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,450,000	1,036,896
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		80,000	64,328
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		32,000	31,002
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		458,000	398,570

			20,583,393
Capital goods (0.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		50,000	40,072
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	303,673
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	61,100
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		90,000	76,725
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		720,000	655,502
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		59,000	58,437
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		805,000	655,045
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		138,000	140,968
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	192,338
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		284,000	234,300
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		90,000	86,067
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		1,000,000	940,000
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		618,000	534,678
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		454,000	376,021
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		465,000	384,064
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		500,000	342,500
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		285,000	242,511
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	93,225
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	1,885,679
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		1,259,000	1,211,788
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	46,750
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	63,580
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		692,000	587,079
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,143,726
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		940,000	756,718
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		982,000	797,305
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		142,000	126,139
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	98,900

			12,134,890
Communication services (1.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		940,000	757,490
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		500,000	381,955
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		820,000	649,850
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,420,000	1,149,775
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		113,000	110,255
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,614,000	1,442,658
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		680,000	581,570
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		45,000	37,363
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		157,000	144,864
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		363,000	295,845
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		590,000	551,650
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		2,315,000	2,002,475
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		1,711,000	1,459,603
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		1,550,000	1,208,225
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,245,000	1,048,913
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		913,000	554,775
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		643,000	476,084
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		345,000	270,424
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		2,510,000	1,885,186
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		945,000	849,652
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		1,245,000	1,024,013
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		5,290,000	4,278,289
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		189,000	178,133
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		66,000	56,265
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		344,000	275,630
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		802,000	843,319
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		600,000	632,176
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		347,000	357,684
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		45,000	41,997
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		105,000	101,107
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		940,000	780,416
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		22,000	21,755
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		675,000	568,206
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		448,000	434,206
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		1,275,000	1,010,438
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	110,336

			26,572,582
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		$1,000,000	876,200

			876,200
Consumer cyclicals (3.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		775,000	628,963
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		400,000	329,881
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		200,000	161,842
AMC Entertainment Holdings, Inc. 144A company guaranty notes 12.00%, 6/15/26(PIK)		1,250,000	829,938
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	38,543
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		655,000	524,000
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		70,000	57,226
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		145,000	119,807
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	39,195
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,120,875
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		1,390,000	1,129,375
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,173
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		695,000	600,299
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		1,500,000	1,125,000
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		870,000	693,268
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	40,725
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		1,330,000	1,034,075
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		127,000	98,366
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		2,115,000	1,527,623
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		416,000	380,640
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		1,340,000	1,239,500
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	358,421
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		985,000	791,595
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	50,660
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		115,000	28,750
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		1,390,000	740,175
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,499,000	892,063
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	927,411
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		2,260,000	1,831,176
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		1,295,000	1,035,063
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		1,165,000	991,706
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		235,000	203,597
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		1,000,000	839,946
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		60,000	48,074
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	68,524
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,556,592	2,032,490
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		26,000	24,960
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		47,000	36,660
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		1,245,000	983,550
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,127,431
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$675,000	551,813
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		63,000	59,850
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	49,171
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	31,675
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		880,000	700,454
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		22,000	16,078
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,395,000	2,152,135
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,349
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		995,000	851,999
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		1,000,000	810,000
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		255,000	218,025
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		1,035,000	866,813
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		77,000	68,184
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	906,639
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		54,000	52,785
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,045,000	970,492
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		495,000	447,175
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	650,763
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,645,000	1,376,200
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		94,000	106,103
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		20,000	17,500
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		2,362,000	2,275,905
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,148,000	1,761,854
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		450,000	342,103
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		87,000	76,994
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		1,345,000	840,761
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		705,000	559,181
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,485,000	1,978,681
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		115,000	99,475
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		805,000	720,475
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	96,171
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,500,000	1,190,625
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	38,913
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		590,000	435,195
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		495,000	441,816
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	123,975
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,530,000	1,292,253
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,340,000	1,232,487
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		1,630,000	1,551,939
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		465,000	389,216
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		167,000	163,243
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		1,058,000	905,913
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		1,945,000	1,463,613
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,330,000	1,064,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		853,000	730,586
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,019,000	1,590,165
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	29,198

			57,060,506
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		65,000	52,163
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	55,081
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		230,000	198,950
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	497,547
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		3,715,000	3,006,602
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		750,000	560,048
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		16,000	13,491
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		1,975,000	1,802,980
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	48,943
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	51,932
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		449,000	434,648
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		800,000	753,678
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		695,000	654,072
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		505,000	439,350
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		151,000	139,973
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		345,000	271,688
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		22,000	18,372
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	761,544
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		595,000	480,199
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	110,000	103,664
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		$15,000	15,225
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	75,284
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,159,000	2,110,876
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	47,250
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	54,177
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		730,000	695,334
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		378,000	365,911
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 1/15/32		615,000	504,943
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		190,000	175,294
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	42,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		955,000	866,663

			15,297,882
Energy (4.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		780,000	779,134
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	10,575
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		3,946,000	3,331,923
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	29,120
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		670,000	710,200
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		2,083,000	1,916,651
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		70,000	74,813
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		1,590,000	1,509,919
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		5,275,000	4,708,993
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		1,075,000	914,073
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		10,000	7,850
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		75,000	64,500
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		917,000	723,284
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,476,000	1,387,440
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		89,000	89,307
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		654,000	632,378
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		325,000	253,799
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	47,813
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		41,000	39,001
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,181,000	3,005,905
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		1,569,000	1,494,708
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		52,000	52,255
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		1,818,000	1,667,592
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		145,000	140,372
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	77,185
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		345,000	288,925
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		392,000	373,380
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		171,000	146,451
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		1,795,000	1,709,944
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,500,000	1,322,820
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		922,000	917,390
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		325,000	308,750
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		865,000	800,125
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		2,191,000	2,158,135
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		8,248,000	8,454,200
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		197,000	196,144
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,510,000	1,659,990
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		830,000	870,787
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		2,580,000	2,472,233
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		208,000	212,420
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		2,024,000	1,879,608
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	140,045
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		3,170,000	2,446,448
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		2,023,000	1,479,582
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,870,000	2,257,456
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		7,306,000	5,570,826
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	830,811
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,684,960
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		133,000	124,355
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		205,000	183,475
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	69,970
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,540,000	1,401,354
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		88,000	82,280
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		390,000	367,911
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,430,000	1,315,178
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	152,960
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,780,000	2,557,600
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		2,680,000	2,485,968
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		424,350	388,280
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		63,750	56,100
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		43,000	39,117
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,674

			71,103,442
Financials (2.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	74,179
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	21,639
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		375,000	416,874
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		30,000	24,568
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	1,350,000	1,249,775
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		$80,000	77,565
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,142,000	1,606,500
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		415,000	261,450
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		3,000,000	2,587,500
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	110,189
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	764,317
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		465,000	344,635
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		400,000	367,000
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		790,000	663,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		480,000	449,357
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,450,000	1,284,468
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		980,000	791,997
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		1,245,000	1,187,895
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,230,000	1,152,681
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		670,000	630,702
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		97,000	89,585
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		7,050,000	6,202,132
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		1,564,000	1,203,386
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		20,000	18,100
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		950,000	764,750
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,020,000	1,546,714
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		788,000	632,085
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	965,820
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		993,000	804,687
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,430,000	1,245,894
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,350,000	1,190,962
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,575,000	3,217,500
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	32,069
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		625,000	507,031
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,517,950	1,539,037
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia) (In default)(NON)(F)		$200,000	—

			34,026,643
Health care (1.3%)
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		300,000	259,500
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		423,000	359,550
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,185,000	630,657
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.25%, 2/15/31		500,000	255,888
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		740,000	579,079
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		2,410,000	1,997,287
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		200,000	185,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		675,000	577,125
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		625,000	541,407
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,285,000	1,170,237
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		135,000	110,700
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	33,850
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		1,000,000	645,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		720,000	685,369
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		90,000	89,243
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	38,282
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		1,978,000	1,759,463
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	1,405,000	1,025,011
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		$2,850,000	2,151,750
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		225,000	192,938
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		1,315,000	1,163,775
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		550,000	474,557
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		695,000	567,468
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	113,063
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		585,000	478,969
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	396,994
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	22,074
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		1,125,000	1,012,500
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		840,000	772,800
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		435,000	366,362
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		700,000	645,806
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	774,834
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		970,000	903,313
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		650,000	640,036
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,115,000	918,481

			22,538,868
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		400,000	325,682
Central Parent, Inc./Central Merger Sub, Inc. 144A sr. notes 7.25%, 6/15/29		390,000	375,375
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	50,657
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		2,253,000	1,948,845
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,037,000	867,616
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		1,240,000	905,200
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		690,000	649,107
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,035,000	864,225
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		740,000	608,849
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		945,000	794,462
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		3,008,000	2,519,629

			9,909,647
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		1,390,000	1,186,727
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	96,472
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		150,000	141,687
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		535,000	453,825
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		535,000	471,426

			2,350,137
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	656,040
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		23,000	20,119
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	29,474
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		19,000	18,050
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,135,000	1,030,440
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	16,169
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	8,323
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		244,000	179,680
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	5,876
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	132,519
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		1,770,000	1,405,881
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		38,000	33,915
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		787,000	715,026
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	22,380
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	36,225
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		145,000	136,929
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	54,547

			4,501,593

Total corporate bonds and notes (cost $328,215,208)			$276,955,783

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.1%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$1,440,000	$1,198,799
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,462,000	1,449,221
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		2,280,000	2,462,218
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	914,048
Colombia (Republic of) sr. unsec. unsub. bonds 6.125%, 1/18/41 (Colombia)		1,400,000	1,069,702
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 6.99%, 6/1/27 (Argentina)		2,193,000	1,422,380
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		3,145,000	2,931,299
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		12,715,000	9,965,382
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'lvoire)		8,689,458	7,516,381
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	280,000	228,946
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		$3,000,000	2,666,250
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		4,251,000	3,958,744
Cote d'lvoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'lvoire)	EUR	250,000	204,431
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		$4,010,000	3,864,638
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		4,929,000	3,752,201
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.00%, 2/22/33 (Dominican Republic)		1,830,000	1,522,210
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		964,000	998,945
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		8,703,000	8,855,303
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	297,000
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	184,131
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 8.50%, 1/31/47 (Egypt)		1,152,000	685,417
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		2,240,000	1,447,631
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		2,448,000	1,603,464
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		6,250,000	4,562,518
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		2,410,000	1,798,482
Germany (Federal Republic of) unsec. bonds Ser. 179, zero %, 4/5/24 (Germany)	EUR	17,400,000	18,064,021
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		$1,820,000	873,600
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana)		5,190,000	2,517,150
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		9,230,000	6,530,225
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.75%, 4/7/29 (Ghana)		1,500,000	746,250
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)		2,440,000	1,384,700
Guatemala (Republic of) sr. unsec. bonds Ser. REGS, 6.125%, 6/1/50 (Guatemala)		706,000	592,158
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	300,353
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	522,493
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		370,000	380,637
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		6,965,000	7,043,356
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		2,400,000	2,393,990
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		9,320,000	9,308,257
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	200,001
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		2,510,000	2,699,609
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		3,276,000	2,588,073
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		3,120,000	2,804,094
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		3,097,000	2,361,249
Mongolia (Government of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 3/9/24 (Mongolia)		1,767,000	1,781,136
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		5,834,000	4,025,536
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		1,479,000	1,085,252
Nigeria (Republic of) sr. unsec. notes Ser. REGS, 8.747%, 1/21/31 (Nigeria)		944,000	709,171
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		2,447,000	2,355,189
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		1,400,000	988,750
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	652,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	801,277
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		2,790,000	2,716,274
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		1,550,000	1,202,893
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		5,749,000	3,686,547
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		10,340,000	7,974,725
South Africa (Republic of) sr. unsec. unsub. bonds 7.30%, 4/20/52 (South Africa)		457,000	364,462
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		2,420,000	2,195,787
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		9,380,000	5,184,954
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/29 (Ukraine)		2,350,000	577,848
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		5,770,000	4,748,585
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		708,000	623,021
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		2,860,000	2,817,575
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		1,200,000	1,204,860
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,335,780

Total foreign government and agency bonds and notes (cost $207,758,998)			$174,901,579

CONVERTIBLE BONDS AND NOTES (3.7%)(a)
		Principal amount	Value
Basic materials (0.1%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	$833,511

			833,511
Capital goods (—%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		$193,000	177,753
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		298,000	336,592

			514,345
Communication services (0.4%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28		568,000	475,984
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	600,000	646,223
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,439,000	972,045
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		379,000	265,338
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50		692,000	646,328
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		380,000	444,790
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		845,000	945,555
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	1,806,060

			6,202,323
Consumer cyclicals (0.6%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	615,717
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26		$134,000	109,412
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		568,000	416,396
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26		495,000	391,545
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		784,000	939,859
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		386,000	380,451
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		596,000	365,348
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		651,000	587,528
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26		1,257,000	1,146,384
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		244,000	420,656
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51		951,000	636,443
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25		36,000	40,367
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		213,000	204,756
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27		848,000	583,000
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	600,000	409,300
Nexity SA cv. sr. unsec. notes 0.25% (Units) (France)	EUR	2,850	179,865
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23		$876,000	792,237
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25		750,000	601,125
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		849,000	738,630
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		97,000	99,304

			9,658,323
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		1,658,000	1,377,798
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26		571,000	458,513
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		179,000	136,488
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26		874,000	645,450
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	502,051
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		$1,019,000	746,418
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	168,672
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26		474,000	492,723
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		421,000	356,377
Sea, Ltd. cv. sr. unsec. unsub. notes 0.25%, 9/15/26 (Singapore)		485,000	354,050
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		523,000	353,287
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25		696,000	555,212
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26		679,000	517,738
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		834,000	550,857
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	429,402
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$117,000	110,214

			7,755,250
Energy (0.3%)
BP Capital Markets PLC company guaranty cv. sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	369,032
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		$662,000	657,035
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25		676,000	1,461,512
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)		397,000	477,194
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26		143,000	102,960
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		800,000	817,200
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	1,217,141

			5,102,074
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)		156,000	154,643
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		997,304	651,240

			805,883
Health care (0.6%)
Ascendis Pharma A/S 144A cv. sr. unsec. notes 2.25%, 4/1/28, (Denmark)		209,000	186,846
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		966,000	960,010
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27		495,000	461,835
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25		940,000	860,100
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25		150,000	286,425
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		1,210,000	831,270
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27		556,000	343,331
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27		1,475,000	1,301,213
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		362,000	344,081
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		529,000	603,060
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		253,000	236,859
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		134,000	144,720
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,008,000	997,290
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28		216,000	133,983
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		185,000	243,738
Novocure, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		265,000	226,708
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25		305,000	388,113
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25		251,000	259,283
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	454,498
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		108,000	100,008
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		628,000	460,011

			9,823,382
Technology (1.1%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26		388,000	268,884
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		690,000	685,515
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		758,000	829,632
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26		526,000	407,914
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27		844,000	654,100
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27		709,000	544,512
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26		123,000	97,416
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26		146,000	165,784
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		566,000	446,292
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26		488,000	376,687
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		980,000	735,000
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		518,000	546,800
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		229,000	289,571
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26		464,000	346,562
DocuSign, Inc. cv. sr. unsec. notes zero %, 1/15/24		273,000	251,433
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25		245,000	208,985
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26		185,000	149,018
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25		341,000	332,646
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		176,000	161,268
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		79,000	101,762
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27		154,000	127,949
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		764,000	782,642
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		88,000	123,068
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,147,000	954,304
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27		453,000	521,403
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		673,000	1,153,522
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		286,000	229,230
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26		456,000	369,153
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27		167,000	150,467
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		860,000	703,051
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		395,000	328,838
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		158,000	204,215
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		743,000	514,528
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		1,440,000	1,188,000
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		1,182,000	932,598
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		496,000	438,991
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26		670,000	492,450
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		310,000	349,526
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		439,000	355,590
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28		795,000	659,850
Yandex NV cv. sr. unsec. notes 0.75%, 3/3/25 (Russia)		200,000	139,874
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		632,000	612,093
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		539,000	519,327
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		154,000	186,418

			19,636,868
Transportation (0.1%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25		195,000	204,883
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	414,263
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	600,000	422,420
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	400,000	407,507
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26		$524,000	385,403
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		583,000	686,484

			2,520,960
Utilities and power (0.1%)
Iberdrola International BV company guaranty cv. sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	372,571
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		$811,000	838,169
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		482,000	517,428

			1,728,168

Total convertible bonds and notes (cost $76,821,677)			$64,581,087

PURCHASED SWAP OPTIONS OUTSTANDING (2.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485		$306,920,900	$168,807
Goldman Sachs International
(2.988)/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		44,570,700	3,106,578
2.988/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		44,570,700	2,262,409
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		35,772,300	2,775,930
(2.795)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		35,772,300	2,719,053
2.795/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		35,772,300	1,569,689
2.7575/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		35,772,300	1,526,762
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00		44,214,400	4,838,382
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00		44,214,400	4,652,239
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75		44,214,400	4,119,456
2.75/3 month USD-LIBOR-ICE/Dec-71	Dec-46/2.75		10,000,000	863,600
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	420,542,200	11,395,473
UBS AG
(0.153)/6 month EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	83,593,200	8,697,076
0.153/6 month EUR-EURIBOR/Sep-29	Sep-24/0.153	EUR	83,593,200	233,018

Total purchased swap options outstanding (cost $35,221,011)				$48,928,472

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Aug-22/$100.64	$152,572,230	$150,000,000	$1,963,650
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Aug-22/100.25	250,380,900	250,000,000	2,150,000

Total purchased options outstanding (cost $3,086,914)				$4,113,650

SENIOR LOANS (1.4%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	$360,438	$303,669
PQ Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.50%), 3.739%, 6/9/28	19,800	18,884
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	66,089	62,392
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.565%, 5/3/26	1,427,999	1,333,395

		1,718,340
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	69,300	64,333
American Axle and Manufacturing, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 2.25%), 3.88%, 4/6/24	20,188	19,532
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	93,721	87,961
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 5.166%, 10/19/28	124,038	115,665
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 4.239%, 5/31/25	191,873	186,677
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	139,490	127,605
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	399,306	373,103

		974,876
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	356,391	321,643
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	839,251	770,364

		1,092,007
Consumer cyclicals (0.3%)
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.275%, 10/19/27	78,803	72,400
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	1,235,663	1,111,515
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 4.739%, 8/21/26	585,490	501,326
Cornerstone Building Brands, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.574%, 4/12/28	88,875	73,322
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 3.79%, 8/24/26	72,946	17,020
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 5.525%, 1/12/29	1,381,572	1,270,535
Garda World Security Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 5.90%, 10/30/26	65,271	60,322
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	62,412	57,965
iHeartCommunications, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.666%, 5/1/26	35,484	32,882
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	440,000	412,941
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 9.688%, 2/28/26	1,360,000	884,000
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	1,493,704	1,372,967
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 7/24/24	79,003	74,065

		5,941,260
Consumer staples (0.1%)
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.406%, 6/21/24	1,626,247	1,401,288
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 4.238%, 12/15/27	492,500	461,310
IRB Holding Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 4.416%, 2/5/25	77,374	73,215

		1,935,813
Energy (0.1%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 6/4/28	1,093,950	1,025,578
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 4.704%, 6/8/27	606,950	588,742

		1,614,320
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	716,736	678,377

		678,377
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 3.463%, 2/4/27	1,045,647	985,523
Enterprise Merger Sub, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 10/10/25	2,810,953	924,803
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 10/2/25	2,125,752	1,972,974
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	787,013	625,675
Quorum Health Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	1,966,548	1,311,038

		5,820,013
Technology (0.2%)
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 12/1/27	1,155,375	1,101,651
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	997,463	919,092
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	331,000	316,105
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	697,950	646,769

		2,983,617
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	650,000	618,891
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	1,333,126	1,235,647

		1,854,538

Total senior loans (cost $28,897,255)		$24,613,161

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,357,000	$8,336,108
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 3.624%, 11/25/55	3,726,000	3,533,776
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 11/25/53	30,000	30,000

Total asset-backed securities (cost $11,931,344)		$11,899,884

WARRANTS (—%)(a)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(NON)(F)	3/1/23	$0.01	353	$14

Total warrants (cost $18)				$14

SHORT-TERM INVESTMENTS (28.9%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 2.022%, 7/11/22 (Canada)		$1,750,000	$1,748,955
Alimentation Couche-Tard, Inc. commercial paper 1.952%, 7/7/22 (Canada)		5,000,000	4,998,133
Amcor Finance (USA), Inc. commercial paper 2.023%, 7/22/22		5,000,000	4,993,947
Arrow Electronics, Inc. commercial paper 2.201%, 7/5/22		5,000,000	4,998,496
Aviation Capital Group, LLC commercial paper 2.300%, 7/1/22		5,000,000	4,999,769
Boston Scientific Corp. commercial paper 1.850%, 7/1/22		7,500,000	7,499,620
Cabot Corp. commercial paper 2.003%, 7/28/22		5,000,000	4,992,094
CenterPoint Energy, Inc. commercial paper 1.780%, 7/1/22		7,250,000	7,249,625
Dollar General Corp. commercial paper 1.851%, 7/5/22		7,500,000	7,498,082
Enbridge US, Inc. commercial paper 2.054%, 7/27/22		5,000,000	4,991,866
Enbridge US, Inc. commercial paper 1.522%, 7/7/22		5,000,000	4,998,017
Energy Transfer LP commercial paper 2.200%, 7/1/22		15,000,000	14,999,143
Enterprise Products Operating, LLC commercial paper 1.800%, 7/1/22		7,250,000	7,249,633
Fidelity National Information Services, Inc. commercial paper 2.003%, 7/12/22		5,000,000	4,996,843
Fidelity National Information Services, Inc. commercial paper 2.002%, 7/19/22		5,000,000	4,994,841
Fiserv, Inc. commercial paper 1.952%, 7/8/22		5,000,000	4,997,912
FMC Corp. commercial paper 2.050%, 7/1/22		3,250,000	3,249,808
FMC Corp. commercial paper 2.003%, 7/7/22		5,000,000	4,997,910
General Motors Financial Co., Inc. commercial paper 1.980%, 7/1/22		17,000,000	16,999,079
Glencore Funding, LLC commercial paper 1.602%, 7/7/22		5,000,000	4,998,250
Healthpeak Properties, Inc. commercial paper 2.134%, 8/2/22		3,970,000	3,962,369
Healthpeak Properties, Inc. commercial paper 1.974%, 7/19/22		5,000,000	4,994,762
Hyundai Capital America commercial paper 1.851%, 7/1/22 (South Korea)		5,000,000	4,999,746
Hyundai Capital America commercial paper 1.831%, 7/6/22 (South Korea)		5,000,000	4,998,426
International Flavors & Fragrances, Inc. commercial paper 2.432%, 7/5/22		3,200,000	3,199,182
Kinder Morgan, Inc. commercial paper 1.850%, 7/1/22		7,500,000	7,499,571
Marsh & McLennan Cos., Inc. commercial paper 2.004%, 7/25/22		5,000,000	4,993,031
Mohawk Industries, Inc. commercial paper 1.851%, 7/5/22		7,500,000	7,498,082
Protective Life Corporation commercial paper 2.003%, 7/21/22		4,000,000	3,995,560
Protective Life Corporation commercial paper 1.800%, 7/1/22		6,750,000	6,749,663
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	128,254,832	128,254,832
Realty Income Corp. commercial paper 2.004%, 7/28/22		$5,000,000	4,992,094
Realty Income Corp. commercial paper 1.901%, 7/5/22		2,450,000	2,449,374
Republic Services, Inc. commercial paper 1.851%, 7/7/22		7,250,000	7,247,392
Romulus Funding Corp. asset-backed commercial paper 1.830%, 7/1/22		4,200,000	4,199,766
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	20,921,000	20,921,000
U.S. Treasury Bills 1.166%, 7/14/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)		$14,200,000	14,194,538
U.S. Treasury Bills 1.158%, 7/21/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)		22,400,000	22,387,369
U.S. Treasury Bills 1.146%, 8/4/22(SEGSF)		1,000,000	998,883
U.S. Treasury Bills 1.095%, 8/2/22(SEGSF)(SEGCCS)		16,400,000	16,383,272
U.S. Treasury Bills 1.049%, 7/28/22(SEGSF)(SEGCCS)		2,500,000	2,497,980
U.S. Treasury Bills 0.960%, 7/26/22(SEG)(SEGSF)(SEGCCS)		36,800,000	36,773,869
U.S. Treasury Bills 0.859%, 7/5/22(SEG)(SEGSF)(SEGCCS)		31,709,000	31,705,938
U.S. Treasury Bills 0.856%, 7/19/22(SEGSF)(SEGCCS)		19,500,000	19,490,031
UDR, Inc. commercial paper 2.023%, 7/22/22		5,000,000	4,993,947
Williams Cos., Inc. (The) commercial paper 2.052%, 7/14/22		5,000,000	4,996,282

Total short-term investments (cost $501,843,171)			$501,828,982
TOTAL INVESTMENTS

Total investments (cost $3,460,291,977)			$3,232,957,930

	FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $325,327,824) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/20/22	$400,104	$443,343	$(43,239)
		British Pound	Sell	9/21/22	96,798	99,845	3,047
		Euro	Sell	9/21/22	272,192	279,090	6,898
		Japanese Yen	Sell	8/17/22	3,148,139	3,160,502	12,363
	Barclays Bank PLC
		Canadian Dollar	Sell	7/20/22	460,385	472,589	12,204
		Euro	Buy	9/21/22	1,034,287	1,046,302	(12,015)
		Japanese Yen	Sell	8/17/22	3,631,825	3,683,915	52,090
		Swiss Franc	Sell	9/21/22	4,980,413	4,885,377	(95,036)
	Citibank, N.A.
		Canadian Dollar	Buy	7/20/22	5,176,420	5,118,833	57,587
		Canadian Dollar	Sell	7/20/22	5,176,420	5,174,822	(1,598)
		Chilean Peso	Buy	7/20/22	198,145	224,277	(26,132)
		Chilean Peso	Sell	7/20/22	198,145	219,513	21,368
		Euro	Buy	9/21/22	3,778,653	3,876,178	(97,525)
	Goldman Sachs International
		Brazilian Real	Buy	7/5/22	235,581	242,339	(6,758)
		Brazilian Real	Sell	7/5/22	235,581	255,603	20,022
		Euro	Sell	9/21/22	1,914,195	1,961,348	47,153
		Polish Zloty	Buy	9/21/22	1,548,503	1,617,985	(69,482)
		Swiss Franc	Buy	9/21/22	23,237,160	23,154,448	82,712
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/20/22	199,983	210,834	10,851
		British Pound	Buy	9/21/22	1,951	1,967	(16)
		Euro	Buy	9/21/22	10,044,441	10,077,050	(32,609)
		New Zealand Dollar	Sell	7/20/22	98,482	125,805	27,323
		Norwegian Krone	Sell	9/21/22	2,502	2,553	51
		Polish Zloty	Sell	9/21/22	1,548,503	1,616,538	68,035
		Swedish Krona	Buy	9/21/22	3,180,439	3,291,211	(110,772)
		Swiss Franc	Sell	9/21/22	50,140	49,282	(858)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/21/22	1,062,586	1,092,075	29,489
		Canadian Dollar	Sell	7/20/22	268,105	267,789	(316)
		Euro	Sell	9/21/22	1,882,898	1,930,826	47,928
		New Zealand Dollar	Buy	7/20/22	89,240	91,264	(2,024)
		New Zealand Dollar	Sell	7/20/22	89,240	88,850	(390)
		Norwegian Krone	Sell	9/21/22	7,333	7,471	138
		Swiss Franc	Sell	9/21/22	756,511	753,722	(2,789)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/20/22	3,441,681	3,564,295	(122,614)
		Australian Dollar	Sell	7/20/22	3,441,681	3,484,782	43,101
		British Pound	Buy	9/21/22	3,396,228	3,454,269	(58,041)
		Canadian Dollar	Buy	7/20/22	4,555,452	4,610,184	(54,732)
		Canadian Dollar	Sell	7/20/22	4,555,452	4,557,801	2,349
		Euro	Sell	9/21/22	11,821,644	12,002,406	180,762
		Japanese Yen	Buy	8/17/22	128,610	129,557	(947)
		New Zealand Dollar	Sell	7/20/22	9,639,382	11,353,830	1,714,448
		Swiss Franc	Sell	9/21/22	2,321,884	2,273,890	(47,994)
	NatWest Markets PLC
		Australian Dollar	Buy	7/20/22	219,381	229,343	(9,962)
		Australian Dollar	Sell	7/20/22	219,381	218,576	(805)
		British Pound	Buy	9/21/22	129,836	133,916	(4,080)
		Euro	Sell	9/21/22	18,407,783	18,880,114	472,331
		New Zealand Dollar	Buy	7/20/22	5,995	6,052	(57)
		New Zealand Dollar	Sell	7/20/22	5,994	5,969	(25)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/20/22	9,582,201	11,214,892	1,632,691
		British Pound	Sell	9/21/22	13,683,541	14,112,297	428,756
		Canadian Dollar	Sell	7/20/22	20,457,231	21,349,784	892,553
		Euro	Sell	9/21/22	19,724,167	20,205,840	481,673
		Japanese Yen	Sell	8/17/22	13,739,758	14,338,713	598,955
		Mexican Peso	Buy	7/20/22	640,078	632,704	7,374
		Mexican Peso	Sell	7/20/22	640,078	635,093	(4,985)
		New Zealand Dollar	Buy	7/20/22	3,569,524	3,614,583	(45,059)
		New Zealand Dollar	Sell	7/20/22	3,569,524	3,553,827	(15,697)
		Norwegian Krone	Sell	9/21/22	3,201,227	3,338,174	136,947
		Swedish Krona	Sell	9/21/22	9,634,105	10,082,897	448,792
		Swiss Franc	Buy	9/21/22	12,740,283	12,694,936	45,347
	Toronto-Dominion Bank
		Euro	Sell	9/21/22	8,752,082	8,724,820	(27,262)
		Japanese Yen	Buy	8/17/22	63,872	64,609	(737)
		New Zealand Dollar	Buy	7/20/22	79,872	82,460	(2,588)
		New Zealand Dollar	Sell	7/20/22	79,872	79,522	(350)
		Norwegian Krone	Sell	9/21/22	1,378,431	1,437,747	59,316
		Swedish Krona	Sell	9/21/22	3,656,306	3,826,832	170,526
		Swiss Franc	Sell	9/21/22	6,449,511	6,439,518	(9,993)
	UBS AG
		Canadian Dollar	Sell	7/20/22	246,197	251,071	4,874
		Czech Koruna	Sell	9/21/22	242,419	240,391	(2,028)
		Japanese Yen	Buy	8/17/22	43,635,996	45,658,963	(2,022,967)
		Swiss Franc	Sell	9/21/22	99,223	94,617	(4,606)
	WestPac Banking Corp.
		Australian Dollar	Sell	7/20/22	1,487,757	1,511,483	23,726
		Euro	Sell	9/21/22	129,510	132,776	3,266
		New Zealand Dollar	Sell	7/20/22	538,560	548,319	9,759
		Swedish Krona	Buy	9/21/22	31,932	32,426	(494)

	Unrealized appreciation						7,856,805

	Unrealized (depreciation)						(2,937,582)

	Total						$4,919,223
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	8,109	$1,703,016,711	$1,703,016,711	Sep-22	$10,054,641
U.S. Treasury Note Ultra 10 yr (Short)	176	22,418,000	22,418,000	Sep-22	376,479

Unrealized appreciation					10,431,120

Unrealized (depreciation)					—

Total					$10,431,120

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/22 (premiums $95,698,706) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$306,920,900	$5,941,989
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		53,655,100	1,222,800
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		16,867,200	1,256,606
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		53,655,100	6,491,194
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	28,942,000	1,446,589
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	28,942,000	3,450,534
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		$17,076,600	88,798
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		27,236,800	199,373
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	63,672,400	1,678,146
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		$27,236,800	2,425,437
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		17,076,600	3,035,024
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		196,939,100	7,016,940
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	63,672,400	7,087,582
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		$196,939,100	9,610,628
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		58,978,200	1,180
(2.75)/3 month USD-LIBOR-ICE/Dec-47	Dec-24/2.75		10,000,000	660,000
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		22,892,700	1,087,174
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		22,892,700	1,123,116
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		22,892,700	1,404,009
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		22,892,700	1,434,914
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		44,214,400	2,588,311
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		44,214,400	3,271,423
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		44,214,400	3,554,396
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		58,978,200	8,085,911
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	420,542,200	9,813,622
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	420,542,200	10,601,988
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		$2,531,000	37,585
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		5,061,900	1,653,419
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		62,240,100	1,333,183
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		62,240,100	7,083,547

Total				$104,685,418

WRITTEN OPTIONS OUTSTANDING at 6/30/22 (premiums $2,656,250) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Aug-22/$100.64	$152,572,230	$150,000,000	$337,500
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Aug-22/100.25	250,380,900	250,000,000	2,025,000

Total				$2,362,500

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	$(3,901,520)	$6,310,545
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		72,336,100	(4,365,484)	5,522,861
(1.304)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	4,163,006
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		$99,263,300	(12,904,229)	3,773,991
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	3,308,307
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	2,989,319
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	2,612,682
(1.053)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	2,412,913
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$115,832,300	(1,332,071)	1,983,049
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94		272,740,900	(2,918,328)	(340,926)
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		295,887,000	(1,912,170)	(529,638)
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	(644,028)
1.053/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(1,020,867)
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		$27,749,600	(2,025,721)	(1,339,473)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		65,447,700	(3,219,092)	(1,848,898)
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	(1,901,508)
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	(2,534,898)
1.304/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	(2,849,907)
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		$99,263,300	(12,904,229)	(4,315,968)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		186,994,200	(9,031,820)	(5,437,791)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		373,987,700	5,132,981	3,369,629
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		93,496,900	1,458,552	922,814
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		30,980,700	2,580,692	767,082
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	633,198
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69		545,481,300	3,054,695	529,117
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	65,865
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	22,043
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		9,900,000	1,398,870	19,008
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	(4,367)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	(15,003)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		9,900,000	1,398,870	(113,949)
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		30,980,700	2,580,692	(608,151)
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		295,887,000	1,246,424	(4,098,035)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		224,241,800	4,737,108	(11,644,877)
Citibank, N.A.
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		87,132,800	(2,130,397)	6,930,543
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194		29,866,100	(732,541)	3,780,750
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		25,282,600	(1,907,572)	3,061,217
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		24,981,300	(1,846,743)	3,014,743
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		24,882,800	(1,862,478)	2,914,025
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	2,663,734
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	2,390,998
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	2,070,772
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	604,585
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	333,617
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(98,597)
(2.725)/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		24,338,000	(496,495)	(148,218)
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	(221,483)
2.725/US SOFR/Jul-32 (Purchased)	Jul-22/2.725		24,338,000	(496,495)	(322,965)
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	(461,416)
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	(530,904)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(593,155)
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		166,388,200	(2,217,955)	(757,066)
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		24,981,300	(1,846,743)	(1,560,582)
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		24,882,800	(1,862,478)	(1,571,100)
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	(1,582,823)
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		25,282,600	(1,907,572)	(1,625,418)
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	358,237,500	(2,259,791)	(1,711,892)
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		$87,132,800	(2,130,397)	(2,108,614)
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	2,273,134
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	716,475,000	2,298,753	1,764,450
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		$30,373,100	3,632,623	1,484,941
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	1,049,910
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	498,614
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	(1,031,469)
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		30,373,100	3,632,623	(2,081,772)
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		166,388,200	1,261,223	(4,808,619)
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	(7,775,719)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075		143,357,600	759,795	(8,469,567)
Deutsche Bank AG
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		69,324,500	(5,722,737)	1,912,663
2.235/US SOFR/Jul-32 (Purchased)	Jul-22/2.235		93,629,000	(529,004)	(500,915)
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		69,324,500	(5,722,737)	(1,401,048)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135		56,650,000	4,761,433	1,625,289
3.235/US SOFR/Jul-32 (Written)	Jul-22/3.235		93,629,000	667,107	512,151
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135		56,650,000	4,761,433	(1,403,221)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	9,303,354
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		$15,897,000	(2,376,602)	1,564,583
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		70,787,300	(1,545,287)	151,485
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(49,091)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(283,943)
-0.197/6 month EUR-EURIBOR/Jun-25 (Purchased)	Jun-23/-0.197	EUR	233,622,900	(1,037,942)	(832,405)
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		$15,897,000	(1,457,755)	(896,909)
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		70,787,300	(1,545,287)	(969,078)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	1,625,639
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	1,131,356
(1.71)/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71		$65,100	8,815	4,935
1.71/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71		65,100	8,815	(7,504)
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	(2,694,554)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		$88,528,900	1,292,522	(5,104,576)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		80,380,800	1,663,883	(5,939,337)
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	233,622,900	2,605,303	(7,738,922)
JPMorgan Chase Bank N.A.
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,121,932
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,107,133
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	1,988,574
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		$22,444,300	(2,592,317)	1,909,337
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		26,084,200	(1,904,147)	1,175,093
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,104,677
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	786,148
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		$10,779,000	(639,195)	780,615
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		9,781,500	(1,643,292)	566,447
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	165,717
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$18,696,100	(1,944,394)	96,098
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	(86,483)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	(197,421)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		$18,696,100	(1,080,635)	(202,479)
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(289,861)
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		$10,779,000	(639,195)	(365,193)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(464,447)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(538,581)
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		$9,781,500	(1,643,292)	(560,187)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(609,867)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(671,266)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,734,148)	(676,834)
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		26,084,200	(1,904,147)	(688,362)
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		22,444,300	(2,592,317)	(1,479,977)
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	1,764,678
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	1,443,552
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	1,324,994
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		81,387,600	1,736,608	909,099
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	573,479
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	387,251
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	8,470,500	305,743	286,082
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		$23,236,600	1,968,140	(389,213)
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	(798,517)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	8,470,500	305,743	(979,917)
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		$81,387,600	1,736,608	(2,728,112)
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	(3,049,535)
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	(3,206,143)
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	(4,175,766)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	478,476
(2.724)/US SOFR/Sep-32 (Purchased)	Sep-22/2.724		100,000,000	(1,860,000)	384,000
(2.509)/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		33,000,000	(3,667,125)	140,250
2.509/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		33,000,000	(3,667,125)	(42,570)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(145,484)
2.724/US SOFR/Sep-32 (Purchased)	Sep-22/2.724		100,000,000	(1,860,000)	(440,000)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(508,018)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(1,733,477)
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	3,181,861
(2.02)/US SOFR/Mar-56 (Written)	Mar-26/2.02		23,854,400	3,130,890	1,147,874
(2.733)/US SOFR/Jun-33 (Written)	Jun-23/2.733		230,000,000	7,975,250	347,300
3.20/US SOFR/Aug-32 (Written)	Aug-22/3.20		36,456,400	322,639	86,402
2.733/US SOFR/Jun-33 (Written)	Jun-23/2.733		230,000,000	7,975,250	(917,700)
2.02/US SOFR/Mar-56 (Written)	Mar-26/2.02		23,854,400	3,130,890	(1,028,363)
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(3,406,313)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	1,283,232
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	338,513
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	(190,220)
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		19,044,700	(996,038)	(541,822)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	514,113
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		8,225,800	1,081,693	(549,648)
UBS AG
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		47,307,400	(1,002,917)	3,641,251
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	2,864,365
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$18,922,800	(1,058,731)	2,477,184
(0.90)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/0.90	GBP	27,985,900	(2,641,632)	2,284,549
(0.45)/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	2,278,455
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		$157,691,000	(1,063,626)	2,256,558
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		63,076,400	(999,761)	1,595,833
(1.125)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	15,490,500	(2,042,485)	1,525,116
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$9,522,400	(859,397)	1,467,783
(1.25)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	15,490,200	(2,016,423)	1,321,850
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	1,292,047
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	11,981,800	(1,234,979)	1,239,179
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	1,016,073
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	644,397
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$48,828,900	(2,270,544)	577,158
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	7,745,700	(1,774,585)	553,993
(0.70)/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	7,745,700	(1,800,529)	534,268
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525		$79,101,600	(1,617,628)	277,647
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	104,711
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(96,553)
(2.577)/6 month EUR-EURIBOR/Aug-32 (Purchased)	Aug-22/2.577	EUR	34,923,100	(397,836)	(115,283)
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		$48,828,900	(2,270,544)	(299,809)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(308,931)
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		$63,076,400	(999,761)	(565,795)
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(596,016)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	7,745,700	(1,774,585)	(638,167)
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		$157,691,000	(1,063,626)	(640,225)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	11,981,800	(1,234,979)	(657,366)
0.70/6 month EUR-EURIBOR/Mar-64 (Purchased)	Mar-34/0.70	EUR	7,745,700	(1,800,529)	(657,891)
0.45/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	18,295,200	(1,439,188)	(800,258)
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		$9,522,400	(859,397)	(805,595)
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	(864,774)
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		$18,922,800	(1,058,731)	(884,830)
1.25/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	15,490,200	(2,016,423)	(915,701)
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		$47,307,400	(1,002,917)	(955,609)
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(998,645)
1.125/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	15,490,500	(2,042,485)	(1,011,657)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	27,985,900	(2,641,632)	(1,044,161)
0.32/6 month EUR-EURIBOR/Sep-52 (Purchased)	Sep-22/0.32	EUR	42,242,800	(2,567,710)	(2,260,784)
(0.16)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.16	EUR	42,242,800	1,689,809	1,487,859
(0.00)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.00	EUR	42,242,800	1,095,376	964,164
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	746,700
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	618,942
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	177,870
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	166,839
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	143,675
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	(185,867)
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375		$118,652,400	1,613,673	(189,844)
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	(225,853)
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	(246,260)
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	(1,429,908)
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	(2,537,568)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	3,594,790
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	2,886,252
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	2,597,224
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	1,426,689
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		20,797,500	(1,534,856)	1,003,063
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		20,797,500	(1,534,856)	(594,185)
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		47,611,800	(977,232)	(711,796)
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		28,167,600	(1,404,859)	(732,076)
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		66,656,600	(1,364,794)	(985,851)
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		48,216,700	(3,264,271)	(1,377,069)
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62		159,446,400	1,753,910	610,680
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62		159,446,400	1,753,910	(2,361,413)

Unrealized appreciation					163,843,008

Unrealized (depreciation)					(162,888,682)

Total					$954,326

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $1,019,472,657) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/52	$3,000,000	7/21/22	$2,913,742
Uniform Mortgage-Backed Securities, 5.00%, 8/1/52	150,000,000	8/11/22	152,572,230
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	141,000,000	7/14/22	143,841,996
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	183,000,000	8/11/22	183,278,819
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	117,000,000	7/14/22	117,429,624
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	40,000,000	8/11/22	39,357,792
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	105,000,000	7/14/22	103,506,984
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	15,000,000	8/11/22	13,942,959
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	120,000,000	8/11/22	107,709,312
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	194,000,000	8/11/22	168,140,401

Total			$1,032,693,859

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	31,790,000	$3,174	(E)	$—	9/21/27	3 month KLIBOR — Quarterly	3.905% — Quarterly	$(3,174)

Upfront premium received					—	Unrealized appreciation			—

Upfront premium (paid)					—	Unrealized (depreciation)			(3,174)

			Total		$—			Total	$(3,174)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$178,113,000	$6,100,369		$8,607	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$5,790,368
		86,795,000	6,231,013		7,460	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	5,902,770
		88,939,000	11,108,481		(23,139)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(10,693,744)
		4,249,000	1,041,302		(7,566)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(1,024,540)
		245,670,000	8,406,827		(24,998)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	7,937,212
		22,430,000	1,600,829		(3,002)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	1,496,045
		73,987,000	9,243,196		(33,029)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	8,847,866
		97,957,000	24,045,505		(52,939)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	23,434,793
		53,288,000	12,115,560		(8,686)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	11,780,268
		16,267,000	1,138,365		(2,158)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(1,069,012)
		4,269,000	509,420		76,873	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(410,893)
		1,150,000	226,711		(34)	12/31/41	1.541% — Annually	Secured Overnight Financing Rate — Annually	219,122
		740,000	168,690		(25)	12/31/51	1.522% — Annually	Secured Overnight Financing Rate — Annually	163,910
		1,640,000	241,638		(31)	12/31/34	1.4425% — Annually	Secured Overnight Financing Rate — Annually	231,649
		166,707,000	10,062,435		2,578,652	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(6,848,284)
		8,319,000	382,424	(E)	(185)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	382,239
		30,239,000	5,939,847		(1,031)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	5,749,527
		17,690,000	3,663,599		(603)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(3,562,734)
		18,631,000	3,751,911		(635)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	3,640,867
		85,411,000	5,634,564		(20,776)	2/15/29	Secured Overnight Financing Rate — Annually	1.681% — Annually	(5,195,188)
		45,432,900	7,265,175		(1,549)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(7,008,809)
		5,610,000	1,008,061		(192)	2/29/52	Secured Overnight Financing Rate — Annually	1.762% — Annually	(983,907)
		17,713,000	1,553,961		(236)	2/29/32	1.7515% — Annually	Secured Overnight Financing Rate — Annually	1,462,616
		203,565,000	9,891,223		(1,647)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	8,929,046
		253,153,000	6,409,834		(959)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(5,356,281)
		48,460,000	3,052,495		(555)	3/1/29	Secured Overnight Financing Rate — Annually	1.7355% — Annually	(2,824,309)
		23,697,700	2,207,678		(314)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(2,086,784)
		58,205,800	6,131,399		(772)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	5,891,670
		60,350,200	6,388,069		(800)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	6,148,019
		31,816,000	2,841,169		(422)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	2,706,838
		210,750,000	10,134,968		6,069,874	3/21/29	Secured Overnight Financing Rate — Annually	1.986% — Annually	(3,398,514)
		19,536,000	194,188		(74)	4/7/24	Secured Overnight Financing Rate — Annually	2.4485% — Annually	(100,898)
		14,892,000	213,700		(120)	4/7/27	Secured Overnight Financing Rate — Annually	2.465% — Annually	(142,071)
		24,251,000	951,852		(322)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	842,970
		9,672,000	1,074,946		(330)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(1,037,033)
		39,895,000	998,971		(529)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	818,459
		42,487,000	2,663,935		(1,449)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(2,491,831)
		17,316,000	235,151		(140)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	159,202
		13,199,000	142,021		(50)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	85,104
		164,401,700	748,028		(1,552)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	(146,688)
		354,122,500	2,701,955		(1,335)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	2,047,017
		10,251,000	302,815		(350)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	(285,195)
		1,340,000	4,395	(E)	(13)	9/21/27	Secured Overnight Financing Rate — Annually	2.7515% — Annually	(4,408)
		10,000,000	107,800		(341)	6/3/52	Secured Overnight Financing Rate — Annually	2.593% — Annually	(94,414)
		24,055,000	74,089		(319)	6/7/32	Secured Overnight Financing Rate — Annually	2.7565% — Annually	(45,402)
		14,864,000	71,793		(507)	6/7/52	Secured Overnight Financing Rate — Annually	2.622% — Annually	(54,367)
		232,034,300	663,618		(3,077)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	958,774
		18,018,000	2,265,764		(2,261,505)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	3,705
		100,868,000	318,743		(380)	6/10/24	Secured Overnight Financing Rate — Annually	2.833% — Annually	(201,558)
		84,136,000	68,150		(681)	6/10/27	2.8025% — Annually	Secured Overnight Financing Rate — Annually	(165,397)
		46,385,000	67,258	(E)	169,780	9/21/32	Secured Overnight Financing Rate — Annually	2.835% — Annually	237,038
		314,342,500	2,043,226		(1,185)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	2,397,982
		172,541,000	3,192,009		(1,396)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(3,377,008)
		63,100,000	1,806,553	(E)	(488,805)	9/21/29	Secured Overnight Financing Rate — Annually	3.25% — Annually	1,317,748
		460,695,000	2,930,020	(E)	(949,225)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	1,980,795
		196,861,000	1,252,036	(E)	408,899	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(843,137)
		12,737,000	281,743	(E)	(144,440)	9/21/27	Secured Overnight Financing Rate — Annually	3.30% — Annually	137,302
		451,566,000	9,988,640	(E)	5,114,215	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(4,874,425)
		1,135,000	37,569	(E)	(17,902)	9/21/32	Secured Overnight Financing Rate — Annually	3.20% — Annually	19,667
		253,536,000	8,392,042	(E)	3,988,623	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(4,403,418)
		91,708,000	8,412,375	(E)	(5,495,427)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	2,916,947
		17,035,800	376,832	(E)	(241)	9/8/32	Secured Overnight Financing Rate — Annually	3.07% — Annually	376,591
		39,700,000	664,181		(321)	6/23/27	3.145% — Annually	Secured Overnight Financing Rate — Annually	(681,054)
		18,700,000	481,151		(248)	6/23/32	3.088% — Annually	Secured Overnight Financing Rate — Annually	(488,958)
		10,400,000	362,440		(355)	6/23/52	2.816% — Annually	Secured Overnight Financing Rate — Annually	(366,370)
		40,472,100	99,966	(E)	(573)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(100,539)
		5,651,000	16,331		(21)	6/29/24	3.1415% — Annually	Secured Overnight Financing Rate — Annually	(17,113)
		37,078,000	125,324		(140)	6/30/24	3.1665% — Annually	Secured Overnight Financing Rate — Annually	(128,725)
		36,849,000	131,182		(139)	7/1/24	3.1765% — Annually	Secured Overnight Financing Rate — Annually	(131,321)
		1,677,000	4,154		(57)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	4,097
	AUD	1,119,500	151,340	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	151,329
	AUD	3,719,600	544,968	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	544,931
	AUD	1,399,700	209,837	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	209,824
	AUD	2,018,200	234,773	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	234,749
	AUD	7,680,600	984,389	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	984,297
	AUD	483,400	107,371	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	107,360
	AUD	24,600,000	2,716,484		(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(2,676,007)
	AUD	41,401,000	182,893	(E)	25,722	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	208,615
	BRL	3,840,000	13,736		(5)	1/4/27	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(21,241)
	CAD	43,925,000	53,917	(E)	(113,090)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(167,006)
	CHF	22,224,000	152,948	(E)	168,595	9/21/32	Swiss Average Rate Overnight — Annually	1.64% — Annually	15,647
	CLP	2,958,800,000	51,073	(E)	(12,530)	9/21/27	6.23% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	38,543
	CNY	16,020,000	22,375	(E)	(151)	9/21/27	China Fixing Repo Rates 7 day — Quarterly	2.462% — Quarterly	(22,526)
	CZK	53,070,000	25,919	(E)	(22)	9/21/27	5.09% — Annually	6 month Czech Interbank rates — Semiannually	25,897
	EUR	7,235,600	540,636	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	540,358
	EUR	9,840,300	1,502,685		(381)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(1,432,866)
	EUR	10,864,000	1,864,851		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	1,803,989
	EUR	11,002,000	2,022,974		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	1,964,871
	EUR	13,678,600	2,810,707		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	2,752,927
	EUR	13,443,000	1,397,207	(E)	(509)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(1,397,717)
	EUR	14,233,000	3,123,300		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	3,038,017
	EUR	10,466,600	2,231,536	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	2,231,135
	EUR	9,550,400	2,406,005		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	2,354,262
	EUR	8,829,000	2,425,411		(336)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	2,381,138
	EUR	22,091,800	7,479,889	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	7,479,049
	EUR	12,792,500	5,174,409	(E)	(483)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(5,174,892)
	EUR	20,383,200	8,145,001		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	8,087,811
	EUR	70,039,500	22,403,239		(2,643)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(22,113,257)
	EUR	8,796,100	3,732,870	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	3,732,541
	EUR	4,363,500	2,208,126	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	2,207,957
	EUR	23,312,400	4,338,320	(E)	(494)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(4,338,814)
	EUR	10,527,400	1,914,305	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	1,914,076
	EUR	15,952,000	2,968,085	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	2,967,716
	EUR	5,045,400	928,613	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	928,496
	EUR	17,295,900	5,897,046		(705)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(5,885,857)
	EUR	16,158,000	2,694,343		(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	2,693,361
	EUR	15,809,000	2,811,427		(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	2,757,447
	EUR	3,168,200	1,206,065	(E)	(127)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(1,206,193)
	EUR	43,853,000	6,284,449		(706)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(6,122,244)
	EUR	3,300,000	52,704		374	6/15/24	0.551% — Annually	6 month EUR-EURIBOR — Semiannually	52,394
	EUR	1,600,000	70,338		158	6/15/27	0.901% — Annually	6 month EUR-EURIBOR — Semiannually	69,903
	EUR	1,220,000	140,814		(26,282)	6/15/32	0.951% — Annually	6 month EUR-EURIBOR — Semiannually	114,051
	EUR	490,000	113,349		1,677	6/15/52	1.001% — Annually	6 month EUR-EURIBOR — Semiannually	114,821
	EUR	17,400,000	137,852		(92,041)	4/27/24	0.841% — Annually	6 month EUR-EURIBOR — Semiannually	20,367
	EUR	83,000,000	320,086		(836)	7/7/27	6 month EUR-EURIBOR — Semiannually	1.725% — Annually	(320,922)
	EUR	15,648,000	150,045	(E)	(382,409)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR — Semiannually	(232,364)
	EUR	570,000	8,494	(E)	(18,699)	9/21/27	1.612% — Annually	6 month EUR-EURIBOR — Semiannually	(10,205)
	EUR	21,514,400	469,859	(E)	(341)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(470,200)
	EUR	23,850,000	877,776	(E)	(355)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	(878,131)
	GBP	9,933,800	1,514,212		(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(1,509,645)
	GBP	168,216,700	3,470,855	(E)	(866)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	3,469,988
	GBP	14,282,000	95,968	(E)	(12,952)	9/21/32	Sterling Overnight Index Average — Annually	2.41% — Annually	83,016
	HUF	1,360,540,000	150,894	(E)	(35)	9/21/27	7.40% — Annually	6 month IBOR — Semiannually	150,859
	ILS	3,980,000	27,267	(E)	(11)	9/21/27	3 month TELIBOR — Quarterly	3.28% — Annually	27,256
	INR	136,480,000	41,753	(E)	(16)	9/21/27	FBIL-MIBOR-OIS-COMPOUND — Semiannually	7.5755% — Semiannually	41,737
	JPY	1,805,778,500	1,504,727	(E)	(513)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(1,505,240)
	JPY	1,690,202,100	442,731		(375,745)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	66,789
	JPY	732,682,200	166,484	(E)	(119,551)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	46,934
	JPY	929,267,100	919,884	(E)	(896,466)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	23,418
	KRW	1,906,160,000	2,011	(E)	(14)	9/21/27	3.50% — Quarterly	3 month CD — Quarterly	1,997
	NOK	85,194,000	52,415	(E)	(49,995)	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	2,421
	NZD	19,006,000	831	(E)	25,146	9/21/32	3 month NZD-BBR-FRA — Quarterly	4.15% — Semiannually	25,977
	PLN	8,250,000	19,275	(E)	(18)	9/15/27	6.62% — Annually	6 month WIBOR — Semiannually	19,257
	SEK	277,114,000	39,279	(E)	(155,145)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(115,865)
	SGD	3,030,000	2,181	(E)	(7,951)	9/21/27	2.745% — Semiannually	Compounded Singapore Overnight Rate Average — Semiannually	(5,769)
	THB	208,910,000	43,844	(E)	(56)	9/21/27	6 month Thailand FIXING RATE — Semiannually	2.985% — Semiannually	43,788
	ZAR	41,420,000	72,433	(E)	(25)	9/15/27	3 month JIBAR — Quarterly	7.7027% — Quarterly	(72,458)

	Total				$6,805,348				$45,425,791
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$12,590,991	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(579,104)
13,597,326	13,135,962	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(463,182)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(1,042,286)

	Total	$—			Total	$(1,042,286)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$39,713	$521,844	$116,106	5/11/63	300 bp — Monthly	$(76,132)
	CMBX NA BBB-.6 Index	B+/P	79,608	1,186,498	263,987	5/11/63	300 bp — Monthly	(183,786)
	CMBX NA BBB-.6 Index	B+/P	163,473	2,378,385	529,173	5/11/63	300 bp — Monthly	(364,510)
	CMBX NA BBB-.6 Index	B+/P	155,838	2,455,629	546,359	5/11/63	300 bp — Monthly	(389,293)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	1,843	8,800	866	5/11/63	200 bp — Monthly	980
	CMBX NA A.6 Index	BBB+/P	2,723	14,400	1,417	5/11/63	200 bp — Monthly	1,311
	CMBX NA A.6 Index	BBB+/P	6,851	43,200	4,251	5/11/63	200 bp — Monthly	2,616
	CMBX NA A.6 Index	BBB+/P	9,975	48,000	4,723	5/11/63	200 bp — Monthly	5,269
	CMBX NA A.6 Index	BBB+/P	13,865	94,400	9,289	5/11/63	200 bp — Monthly	4,609
	CMBX NA A.6 Index	BBB+/P	21,048	95,200	9,368	5/11/63	200 bp — Monthly	11,714
	CMBX NA A.6 Index	BBB+/P	33,180	189,600	18,657	5/11/63	200 bp — Monthly	14,590
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	304,233	11/18/54	500 bp — Monthly	574,507
	CMBX NA BB.13 Index	BB-/P	12,597	126,000	29,547	12/16/72	500 bp — Monthly	(16,845)
	CMBX NA BB.13 Index	BB-/P	12,757	140,000	32,830	12/16/72	500 bp — Monthly	(19,957)
	CMBX NA BB.13 Index	BB-/P	20,857	221,000	51,825	12/16/72	500 bp — Monthly	(30,784)
	CMBX NA BB.13 Index	BB-/P	50,236	551,000	129,210	12/16/72	500 bp — Monthly	(78,514)
	CMBX NA BB.14 Index	BB/P	90,124	822,000	176,319	12/16/72	500 bp — Monthly	(85,509)
	CMBX NA BB.6 Index	CCC+/P	84,138	193,153	75,040	5/11/63	500 bp — Monthly	9,259
	CMBX NA BB.6 Index	CCC+/P	2,294,788	14,713,652	5,716,254	5/11/63	500 bp — Monthly	(3,409,202)
	CMBX NA BB.7 Index	B/P	596,583	11,690,000	3,688,195	1/17/47	500 bp — Monthly	(3,081,870)
	CMBX NA BB.9 Index	B/P	60,061	295,000	86,347	9/17/58	500 bp — Monthly	(26,040)
	CMBX NA BB.9 Index	B/P	381,487	1,868,000	546,764	9/17/58	500 bp — Monthly	(163,719)
	CMBX NA BBB-.10 Index	BB+/P	48,888	394,000	68,674	11/17/59	300 bp — Monthly	(19,589)
	CMBX NA BBB-.10 Index	BB+/P	94,147	863,000	150,421	11/17/59	300 bp — Monthly	(55,843)
	CMBX NA BBB-.11 Index	BBB-/P	197,118	3,147,000	506,982	11/18/54	300 bp — Monthly	(308,291)
	CMBX NA BBB-.12 Index	BBB-/P	69,907	441,000	79,380	8/17/61	300 bp — Monthly	(9,252)
	CMBX NA BBB-.12 Index	BBB-/P	28,903	693,000	124,740	8/17/61	300 bp — Monthly	(95,491)
	CMBX NA BBB-.12 Index	BBB-/P	122,459	2,078,000	374,040	8/17/61	300 bp — Monthly	(250,542)
	CMBX NA BBB-.13 Index	BBB-/P	52,918	1,130,000	225,322	12/16/72	300 bp — Monthly	(171,840)
	CMBX NA BBB-.15 Index	BBB-/P	26,114	250,000	54,650	11/18/64	300 bp — Monthly	(28,412)
	CMBX NA BBB-.15Index	BBB-/P	10,025	59,000	12,897	11/18/64	300 bp — Monthly	(2,843)
	CMBX NA BBB-.6 Index	B+/P	1,999	22,455	4,996	5/11/63	300 bp — Monthly	(2,986)
	CMBX NA BBB-.6 Index	B+/P	27,025	84,429	18,785	5/11/63	300 bp — Monthly	8,282
	CMBX NA BBB-.6 Index	B+/P	27,025	84,429	18,785	5/11/63	300 bp — Monthly	8,282
	CMBX NA BBB-.6 Index	B+/P	7,764	105,985	23,581	5/11/63	300 bp — Monthly	(15,764)
	CMBX NA BBB-.6 Index	B+/P	9,825	133,829	29,776	5/11/63	300 bp — Monthly	(19,884)
	CMBX NA BBB-.6 Index	B+/P	55,343	168,858	37,570	5/11/63	300 bp — Monthly	17,857
	CMBX NA BBB-.6 Index	B+/P	13,207	174,247	38,769	5/11/63	300 bp — Monthly	(25,474)
	CMBX NA BBB-.6 Index	B+/P	359,722	5,073,829	1,128,889	5/11/63	300 bp — Monthly	(766,628)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	369,046	2,759,000	870,465	1/17/47	500 bp — Monthly	(499,120)
	CMBX NA BBB-.6 Index	B+/P	281,868	2,291,262	509,789	5/11/63	300 bp — Monthly	(226,774)
	CMBX NA BBB-.6 Index	B+/P	511,694	4,159,480	925,453	5/11/63	300 bp — Monthly	(411,679)
	CMBX NA BBB-.6 Index	B+/P	15,166,761	144,978,206	32,256,577	5/11/63	300 bp — Monthly	(17,017,274)
	CMBX NA BBB-.7 Index	BB-/P	1,788,740	24,200,000	4,522,980	1/17/47	300 bp — Monthly	(2,722,140)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	54,693	460,767	102,517	5/11/63	300 bp — Monthly	(47,594)
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC+/P	664,734	1,485,438	577,093	5/11/63	500 bp — Monthly	88,879
	CMBX NA BB.9 Index	B/P	1,088,578	2,692,000	787,948	9/17/58	500 bp — Monthly	302,873
	CMBX NA BBB-.13 Index	BBB-/P	3,957	86,000	17,148	12/16/72	300 bp — Monthly	(13,149)
	CMBX NA BBB-.14 Index	BBB-/P	490	17,000	3,546	12/16/72	300 bp — Monthly	(3,048)
	CMBX NA BBB-.14 Index	BBB-/P	2,384	43,000	8,970	12/16/72	300 bp — Monthly	(6,565)
	CMBX NA BBB-.14 Index	BBB-/P	1,887	65,500	13,663	12/16/72	300 bp — Monthly	(11,744)
	CMBX NA BBB-.14 Index	BBB-/P	3,221	66,000	13,768	12/16/72	300 bp — Monthly	(10,513)
	CMBX NA BBB-.14 Index	BBB-/P	2,690	71,000	14,811	12/16/72	300 bp — Monthly	(12,085)
	CMBX NA BBB-.15 Index	BBB-/P	41,595	450,000	98,370	11/18/64	300 bp — Monthly	(56,550)
	CMBX NA BBB-.15 Index	BBB-/P	40,067	450,000	98,370	11/18/64	300 bp — Monthly	(58,077)
	CMBX NA BBB-.15 Index	BBB-/P	32,306	520,000	113,672	11/18/64	300 bp — Monthly	(81,106)
	CMBX NA BBB-.6 Index	B+/P	1,473	9,880	2,198	5/11/63	300 bp — Monthly	(720)
	CMBX NA BBB-.6 Index	B+/P	1,061	12,575	2,798	5/11/63	300 bp — Monthly	(1,730)
	CMBX NA BBB-.6 Index	B+/P	1,327	13,473	2,998	5/11/63	300 bp — Monthly	(1,663)
	CMBX NA BBB-.6 Index	B+/P	350,890	2,034,382	452,635	5/11/63	300 bp — Monthly	(100,727)
	CMBX NA BBB-.6 Index	B+/P	1,683	18,862	4,197	5/11/63	300 bp — Monthly	(2,504)
	CMBX NA BBB-.6 Index	B+/P	7,130	24,251	5,396	5/11/63	300 bp — Monthly	1,746
	CMBX NA BBB-.6 Index	B+/P	4,131	26,047	5,795	5/11/63	300 bp — Monthly	(1,652)
	CMBX NA BBB-.6 Index	B+/P	2,885	34,131	7,594	5/11/63	300 bp — Monthly	(4,692)
	CMBX NA BBB-.6 Index	B+/P	12,684	40,418	8,993	5/11/63	300 bp — Monthly	3,712
	CMBX NA BBB-.6 Index	B+/P	12,684	40,418	8,993	5/11/63	300 bp — Monthly	3,712
	CMBX NA BBB-.6 Index	B+/P	2,408	42,215	9,392	5/11/63	300 bp — Monthly	(6,964)
	CMBX NA BBB-.6 Index	B+/P	19,080	64,669	14,388	5/11/63	300 bp — Monthly	4,724
	CMBX NA BBB-.6 Index	B+/P	9,848	66,465	14,788	5/11/63	300 bp — Monthly	(4,907)
	CMBX NA BBB-.6 Index	B+/P	9,582	102,393	22,782	5/11/63	300 bp — Monthly	(13,148)
	CMBX NA BBB-.6 Index	B+/P	12,522	106,884	23,781	5/11/63	300 bp — Monthly	(11,205)
	CMBX NA BBB-.6 Index	B+/P	12,549	112,273	24,980	5/11/63	300 bp — Monthly	(12,375)
	CMBX NA BBB-.6 Index	B+/P	6,424	116,764	25,979	5/11/63	300 bp — Monthly	(19,497)
	CMBX NA BBB-.6 Index	B+/P	8,498	147,302	32,774	5/11/63	300 bp — Monthly	(24,202)
	CMBX NA BBB-.6 Index	B+/P	13,121	159,876	35,571	5/11/63	300 bp — Monthly	(22,370)
	CMBX NA BBB-.6 Index	B+/P	13,043	159,876	35,571	5/11/63	300 bp — Monthly	(22,448)
	CMBX NA BBB-.6 Index	B+/P	24,289	187,720	41,766	5/11/63	300 bp — Monthly	(17,383)
	CMBX NA BBB-.6 Index	B+/P	29,106	241,611	53,757	5/11/63	300 bp — Monthly	(24,530)
	CMBX NA BBB-.6 Index	B+/P	14,866	255,982	56,954	5/11/63	300 bp — Monthly	(41,960)
	CMBX NA BBB-.6 Index	B+/P	43,555	259,575	57,753	5/11/63	300 bp — Monthly	(14,069)
	CMBX NA BBB-.6 Index	B+/P	24,526	323,345	71,942	5/11/63	300 bp — Monthly	(47,255)
	CMBX NA BBB-.6 Index	B+/P	46,663	379,033	84,332	5/11/63	300 bp — Monthly	(37,479)
	CMBX NA BBB-.6 Index	B+/P	32,064	453,582	100,919	5/11/63	300 bp — Monthly	(68,627)
	CMBX NA BBB-.6 Index	B+/P	154,943	508,371	113,109	5/11/63	300 bp — Monthly	42,088
	CMBX NA BBB-.6 Index	B+/P	78,601	640,404	142,485	5/11/63	300 bp — Monthly	(63,563)
	CMBX NA BBB-.6 Index	B+/P	124,294	820,040	182,453	5/11/63	300 bp — Monthly	(57,749)
	CMBX NA BBB-.6 Index	B+/P	96,615	830,818	184,851	5/11/63	300 bp — Monthly	(87,820)
	CMBX NA BBB-.6 Index	B+/P	107,255	960,156	213,628	5/11/63	300 bp — Monthly	(105,893)
	CMBX NA BBB-.6 Index	B+/P	346,906	1,173,025	260,989	5/11/63	300 bp — Monthly	86,503
	CMBX NA BBB-.6 Index	B+/P	207,104	1,211,647	269,583	5/11/63	300 bp — Monthly	(61,872)
	CMBX NA BBB-.6 Index	B+/P	157,809	1,266,436	281,773	5/11/63	300 bp — Monthly	(123,330)
	CMBX NA BBB-.6 Index	B+/P	183,902	1,477,509	328,735	5/11/63	300 bp — Monthly	(144,094)
	CMBX NA BBB-.6 Index	B+/P	83,386	1,482,898	329,934	5/11/63	300 bp — Monthly	(245,806)
	CMBX NA BBB-.6 Index	B+/P	243,062	1,484,694	330,334	5/11/63	300 bp — Monthly	(86,528)
	CMBX NA BBB-.6 Index	B+/P	211,483	1,704,749	379,294	5/11/63	300 bp — Monthly	(166,958)
	CMBX NA BBB-.6 Index	B+/P	222,998	1,843,967	410,269	5/11/63	300 bp — Monthly	(186,348)
	CMBX NA BBB-.6 Index	B+/P	251,962	2,028,094	451,236	5/11/63	300 bp — Monthly	(198,259)
	CMBX NA BBB-.6 Index	B+/P	251,962	2,028,094	451,236	5/11/63	300 bp — Monthly	(198,259)
	CMBX NA BBB-.6 Index	B+/P	930,682	5,606,450	1,247,394	5/11/63	300 bp — Monthly	(313,906)
	CMBX NA BBB-.7 Index	BB-/P	77,611	1,050,000	196,245	1/17/47	300 bp — Monthly	(118,109)
	CMBX NA BBB-.7 Index	BB-/P	398,239	3,442,000	643,310	1/17/47	300 bp — Monthly	(243,349)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	47,420	591,000	192,252	5/11/63	500 bp — Monthly	(144,340)
	CMBX NA BBB-.12 Index	BBB-/P	101,523	845,000	152,100	8/17/61	300 bp — Monthly	(50,154)
	CMBX NA BBB-.13 Index	BBB-/P	96,491	730,000	145,562	12/16/72	300 bp — Monthly	(48,706)
	CMBX NA BBB-.6 Index	B+/P	3,281,337	13,215,846	2,940,428	5/11/63	300 bp — Monthly	347,522
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	1,226	5,519	2,144	5/11/63	500 bp — Monthly	(913)
	CMBX NA BB.6 Index	CCC+/P	75,365	619,929	240,842	5/11/63	500 bp — Monthly	(164,960)
	CMBX NA BBB-.6 Index	B+/P	1,835,749	6,119,312	1,361,502	5/11/63	300 bp — Monthly	477,309
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	18,044	194,000	45,493	12/16/72	500 bp — Monthly	(27,288)
	CMBX NA BB.13 Index	BB-/P	18,179	198,000	46,431	12/16/72	500 bp — Monthly	(28,087)
	CMBX NA BB.13 Index	BB-/P	21,553	235,000	55,108	12/16/72	500 bp — Monthly	(33,358)
	CMBX NA BB.13 Index	BB-/P	37,958	396,000	92,862	12/16/72	500 bp — Monthly	(54,573)
	CMBX NA BB.13 Index	BB-/P	55,679	579,000	135,776	12/16/72	500 bp — Monthly	(79,614)
	CMBX NA BB.13 Index	BB-/P	194,713	2,108,000	494,326	12/16/72	500 bp — Monthly	(297,856)
	CMBX NA BB.13 Index	BB-/P	278,363	2,973,000	697,169	12/16/72	500 bp — Monthly	(416,328)
	CMBX NA BB.6 Index	CCC+/P	5,423	27,593	10,720	5/11/63	500 bp — Monthly	(5,274)
	CMBX NA BB.6 Index	CCC+/P	16,168	122,330	47,525	5/11/63	500 bp — Monthly	(31,255)
	CMBX NA BB.6 Index	CCC+/P	75,114	162,800	63,248	5/11/63	500 bp — Monthly	12,002
	CMBX NA BB.6 Index	CCC+/P	103,320	226,265	87,904	5/11/63	500 bp — Monthly	15,605
	CMBX NA BBB-.12 Index	BBB-/P	50,445	856,000	154,080	8/17/61	300 bp — Monthly	(103,207)
	CMBX NA BBB-.12 Index	BBB-/P	126,273	2,941,000	529,380	8/17/61	300 bp — Monthly	(401,636)
	CMBX NA BBB-.13 Index	BBB-/P	643	7,000	1,396	12/16/72	300 bp — Monthly	(749)
	CMBX NA BBB-.13 Index	BBB-/P	2,834	51,000	10,169	12/16/72	300 bp — Monthly	(7,310)
	CMBX NA BBB-.13 Index	BBB-/P	10,328	113,000	22,532	12/16/72	300 bp — Monthly	(12,147)
	CMBX NA BBB-.15 Index	BBB-/P	9,638	105,000	22,953	11/18/64	300 bp — Monthly	(13,262)
	CMBX NA BBB-.15 Index	BBB-/P	28,315	502,000	109,737	11/18/64	300 bp — Monthly	(81,171)
	CMBX NA BBB-.15 Index	BBB-/P	154,163	2,602,000	568,797	11/18/64	300 bp — Monthly	(413,333)
	CMBX NA BBB-.6 Index	B+/P	1,835	22,455	4,996	5/11/63	300 bp — Monthly	(3,150)
	CMBX NA BBB-.6 Index	B+/P	1,773	24,251	5,396	5/11/63	300 bp — Monthly	(3,611)
	CMBX NA BBB-.6 Index	B+/P	2,506	26,945	5,995	5/11/63	300 bp — Monthly	(3,476)
	CMBX NA BBB-.6 Index	B+/P	5,050	56,585	12,590	5/11/63	300 bp — Monthly	(7,511)
	CMBX NA BBB-.6 Index	B+/P	5,394	64,669	14,388	5/11/63	300 bp — Monthly	(8,962)
	CMBX NA BBB-.6 Index	B+/P	8,583	116,764	25,979	5/11/63	300 bp — Monthly	(17,338)
	CMBX NA BBB-.6 Index	B+/P	44,732	151,793	33,773	5/11/63	300 bp — Monthly	11,035
	CMBX NA BBB-.6 Index	B+/P	59,466	202,989	45,164	5/11/63	300 bp — Monthly	14,404
	CMBX NA BBB-.6 Index	B+/P	139,725	363,764	80,935	5/11/63	300 bp — Monthly	58,972
	CMBX NA BBB-.6 Index	B+/P	40,942	555,076	123,500	5/11/63	300 bp — Monthly	(82,280)
	CMBX NA BBB-.9 Index	BB+/P	22,229	229,000	39,251	9/17/58	300 bp — Monthly	(16,905)

Upfront premium received			38,041,695		Unrealized appreciation			2,130,362

Upfront premium (paid)			—		Unrealized (depreciation)			(36,339,122)

	Total		$38,041,695				Total	$(34,208,760)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(308,747)	$3,068,000	$301,891	5/11/63	(200 bp) — Monthly	$(7,939)
	CMBX NA A.6 Index	944	88,000	8,659	5/11/63	(200 bp) — Monthly	9,572
	CMBX NA BB.10 Index	(1,135,828)	4,711,000	1,532,488	11/17/59	(500 bp) — Monthly	392,734
	CMBX NA BB.10 Index	(166,877)	1,599,000	520,155	11/17/59	(500 bp) — Monthly	351,945
	CMBX NA BB.10 Index	(138,486)	1,263,000	410,854	11/17/59	(500 bp) — Monthly	271,315
	CMBX NA BB.10 Index	(304,980)	1,196,000	389,059	11/17/59	(500 bp) — Monthly	83,082
	CMBX NA BB.11 Index	(148,735)	1,148,000	224,893	11/18/54	(500 bp) — Monthly	75,201
	CMBX NA BB.11 Index	(14,231)	279,000	54,656	11/18/54	(500 bp) — Monthly	40,192
	CMBX NA BB.11 Index	(4,098)	79,000	15,476	11/18/54	(500 bp) — Monthly	11,312
	CMBX NA BB.11 Index	(2,612)	38,000	7,444	11/18/54	(500 bp) — Monthly	4,800
	CMBX NA BB.11 Index	(650)	9,000	1,763	11/18/54	(500 bp) — Monthly	1,106
	CMBX NA BB.8 Index	(506,145)	1,419,514	527,066	10/17/57	(500 bp) — Monthly	19,737
	CMBX NA BB.8 Index	(144,401)	403,919	149,975	10/17/57	(500 bp) — Monthly	5,238
	CMBX NA BB.8 Index	(13,907)	108,227	40,185	10/17/57	(500 bp) — Monthly	26,188
	CMBX NA BB.8 Index	(176)	966	359	10/17/57	(500 bp) — Monthly	182
	CMBX NA BBB-.10 Index	(199,963)	1,163,000	202,711	11/17/59	(300 bp) — Monthly	2,167
	CMBX NA BBB-.10 Index	(36,331)	285,000	49,676	11/17/59	(300 bp) — Monthly	13,202
	CMBX NA BBB-.10 Index	(35,980)	155,000	27,017	11/17/59	(300 bp) — Monthly	(9,041)
	CMBX NA BBB-.10 Index	(25,050)	105,000	18,302	11/17/59	(300 bp) — Monthly	(6,801)
	CMBX NA BBB-.10 Index	(18,118)	83,000	14,467	11/17/59	(300 bp) — Monthly	(3,693)
	CMBX NA BBB-.10 Index	(16,758)	77,000	13,421	11/17/59	(300 bp) — Monthly	(3,375)
	CMBX NA BBB-.10 Index	(3,915)	32,000	5,578	11/17/59	(300 bp) — Monthly	1,647
	CMBX NA BBB-.10 Index	(1,275)	10,000	1,743	11/17/59	(300 bp) — Monthly	463
	CMBX NA BBB-.11 Index	(182,977)	560,000	90,216	11/18/54	(300 bp) — Monthly	(93,041)
	CMBX NA BBB-.11 Index	(9,714)	66,000	10,633	11/18/54	(300 bp) — Monthly	886
	CMBX NA BBB-.11 Index	(3,201)	10,000	1,611	11/18/54	(300 bp) — Monthly	(1,595)
	CMBX NA BBB-.12 Index	(546,451)	1,636,000	294,480	8/17/61	(300 bp) — Monthly	(252,789)
	CMBX NA BBB-.12 Index	(503,662)	1,449,000	260,820	8/17/61	(300 bp) — Monthly	(243,567)
	CMBX NA BBB-.12 Index	(319,733)	1,417,000	255,060	8/17/61	(300 bp) — Monthly	(65,381)
	CMBX NA BBB-.12 Index	(273,332)	818,000	147,240	8/17/61	(300 bp) — Monthly	(126,500)
	CMBX NA BBB-.12 Index	(6,402)	93,000	16,740	8/17/61	(300 bp) — Monthly	10,291
	CMBX NA BBB-.12 Index	(31,987)	91,000	16,380	8/17/61	(300 bp) — Monthly	(15,653)
	CMBX NA BBB-.12 Index	(2,760)	46,000	8,280	8/17/61	(300 bp) — Monthly	5,497
	CMBX NA BBB-.12 Index	(11,274)	33,000	5,940	8/17/61	(300 bp) — Monthly	(5,350)
	CMBX NA BBB-.13 Index	(40,889)	803,000	160,118	12/16/72	(300 bp) — Monthly	118,828
	CMBX NA BBB-.13 Index	(35,550)	705,000	140,577	12/16/72	(300 bp) — Monthly	104,674
	CMBX NA BBB-.13 Index	(13,627)	233,000	46,460	12/16/72	(300 bp) — Monthly	32,717
	CMBX NA BBB-.13 Index	(7,775)	142,000	28,315	12/16/72	(300 bp) — Monthly	20,469
	CMBX NA BBB-.14 Index	(25,659)	129,000	26,909	12/16/72	(300 bp) — Monthly	1,187
	CMBX NA BBB-.14 Index	(7,165)	44,000	9,178	12/16/72	(300 bp) — Monthly	1,992
	CMBX NA BBB-.14 Index	(3,557)	18,500	3,859	12/16/72	(300 bp) — Monthly	293
	CMBX NA BBB-.6 Index	(1,357,348)	5,904,647	1,313,740	5/11/63	(300 bp) — Monthly	(46,562)
	CMBX NA BBB-.6 Index	(1,221,166)	4,794,494	1,066,739	5/11/63	(300 bp) — Monthly	(156,826)
	CMBX NA BBB-.6 Index	(1,127,919)	3,646,618	811,345	5/11/63	(300 bp) — Monthly	(318,398)
	CMBX NA BBB-.6 Index	(445,814)	1,968,814	438,047	5/11/63	(300 bp) — Monthly	(8,753)
	CMBX NA BBB-.6 Index	(446,430)	1,968,814	438,047	5/11/63	(300 bp) — Monthly	(9,368)
	CMBX NA BBB-.6 Index	(485,358)	1,771,214	394,082	5/11/63	(300 bp) — Monthly	(92,162)
	CMBX NA BBB-.6 Index	(269,166)	973,629	216,625	5/11/63	(300 bp) — Monthly	(53,028)
	CMBX NA BBB-.7 Index	(39,813)	182,000	34,016	1/17/47	(300 bp) — Monthly	(5,888)
	CMBX NA BBB-.8 Index	(501,226)	3,171,000	547,632	10/17/57	(300 bp) — Monthly	44,820
	CMBX NA BBB-.8 Index	(503,208)	3,171,000	547,632	10/17/57	(300 bp) — Monthly	42,839
	CMBX NA BBB-.8 Index	(492,515)	3,147,000	543,487	10/17/57	(300 bp) — Monthly	49,398
	CMBX NA BBB-.8 Index	(324,687)	2,078,000	358,871	10/17/57	(300 bp) — Monthly	33,144
	CMBX NA BBB-.8 Index	(258,529)	1,942,000	335,383	10/17/57	(300 bp) — Monthly	75,883
	CMBX NA BBB-.8 Index	(203,953)	1,425,000	246,098	10/17/57	(300 bp) — Monthly	41,432
	CMBX NA BBB-.8 Index	(109,612)	790,000	136,433	10/17/57	(300 bp) — Monthly	26,426
	CMBX NA BBB-.8 Index	(54,667)	394,000	68,044	10/17/57	(300 bp) — Monthly	13,180
	CMBX NA BBB-.9 Index	(119,951)	507,000	86,900	9/17/58	(300 bp) — Monthly	(33,305)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	1,139,851	11/17/59	(500 bp) — Monthly	669,414
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,136,273	11/17/59	(500 bp) — Monthly	717,984
	CMBX NA BB.10 Index	(227,964)	1,834,000	596,600	11/17/59	(500 bp) — Monthly	367,108
	CMBX NA BB.8 Index	(350)	1,933	718	10/17/57	(500 bp) — Monthly	366
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	197,927	1/17/47	(300 bp) — Monthly	114,357
	Goldman Sachs International
	CMBX NA A.6 Index	(10,136)	122,400	12,044	5/11/63	(200 bp) — Monthly	1,865
	CMBX NA A.6 Index	(5,070)	41,600	4,093	5/11/63	(200 bp) — Monthly	(991)
	CMBX NA A.6 Index	(4,773)	37,600	3,700	5/11/63	(200 bp) — Monthly	(1,087)
	CMBX NA A.6 Index	(3,488)	28,800	2,834	5/11/63	(200 bp) — Monthly	(664)
	CMBX NA A.6 Index	(2,713)	22,400	2,204	5/11/63	(200 bp) — Monthly	(516)
	CMBX NA A.6 Index	(2,713)	22,400	2,204	5/11/63	(200 bp) — Monthly	(516)
	CMBX NA A.6 Index	(944)	9,600	945	5/11/63	(200 bp) — Monthly	(3)
	CMBX NA A.6 Index	(872)	8,000	787	5/11/63	(200 bp) — Monthly	(87)
	CMBX NA A.6 Index	(417)	4,000	394	5/11/63	(200 bp) — Monthly	(24)
	CMBX NA A.6 Index	(413)	4,000	394	5/11/63	(200 bp) — Monthly	(20)
	CMBX NA A.6 Index	(413)	4,000	394	5/11/63	(200 bp) — Monthly	(20)
	CMBX NA A.6 Index	(407)	4,000	394	5/11/63	(200 bp) — Monthly	(15)
	CMBX NA A.6 Index	(245)	2,400	236	5/11/63	(200 bp) — Monthly	(10)
	CMBX NA A.6 Index	(96)	800	79	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA BB.10 Index	(29,639)	131,000	42,614	11/17/59	(500 bp) — Monthly	12,866
	CMBX NA BB.8 Index	(792,530)	2,184,834	811,229	10/17/57	(500 bp) — Monthly	16,879
	CMBX NA BB.8 Index	(793,894)	2,184,834	811,229	10/17/57	(500 bp) — Monthly	15,515
	CMBX NA BB.8 Index	(600,575)	1,705,543	633,268	10/17/57	(500 bp) — Monthly	31,271
	CMBX NA BB.8 Index	(588,521)	1,579,922	586,625	10/17/57	(500 bp) — Monthly	(3,213)
	CMBX NA BB.8 Index	(578,767)	1,518,078	563,662	10/17/57	(500 bp) — Monthly	(16,370)
	CMBX NA BB.8 Index	(4,192)	35,754	13,275	10/17/57	(500 bp) — Monthly	9,054
	CMBX NA BB.9 Index	(78,324)	492,000	144,008	9/17/58	(500 bp) — Monthly	65,275
	CMBX NA BB.9 Index	(10,382)	65,000	19,026	9/17/58	(500 bp) — Monthly	8,589
	CMBX NA BB.9 Index	(2,380)	20,000	5,854	9/17/58	(500 bp) — Monthly	3,457
	CMBX NA BB.9 Index	(505)	13,000	3,805	9/17/58	(500 bp) — Monthly	3,289
	CMBX NA BBB-.10 Index	(8,311)	38,000	6,623	11/17/59	(300 bp) — Monthly	(1,707)
	CMBX NA BBB-.12 Index	(7,408)	38,000	6,840	8/17/61	(300 bp) — Monthly	(587)
	CMBX NA BBB-.12 Index	(9,118)	27,000	4,860	8/17/61	(300 bp) — Monthly	(4,272)
	CMBX NA BBB-.13 Index	(2,955)	39,000	7,777	12/16/72	(300 bp) — Monthly	4,802
	CMBX NA BBB-.6 Index	(1,816,213)	5,986,381	1,331,925	5/11/63	(300 bp) — Monthly	(487,282)
	CMBX NA BBB-.6 Index	(5,649)	20,658	4,596	5/11/63	(300 bp) — Monthly	(1,063)
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	934,500	1/17/47	(300 bp) — Monthly	521,980
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(163)	1,600	157	5/11/63	(200 bp) — Monthly	(6)
	CMBX NA A.6 Index	(162)	1,600	157	5/11/63	(200 bp) — Monthly	(5)
	CMBX NA BB.17 Index	(6,596,146)	13,471,000	4,250,101	1/17/47	(500 bp) — Monthly	(2,357,272)
	CMBX NA BB.8 Index	(34,198)	66,676	24,757	10/17/57	(500 bp) — Monthly	(9,497)
	CMBX NA BB.9 Index	(1,074,893)	2,175,000	636,623	9/17/58	(500 bp) — Monthly	(440,083)
	CMBX NA BBB-.10 Index	(195,571)	1,551,000	270,339	11/17/59	(300 bp) — Monthly	73,992
	CMBX NA BBB-.11 Index	(22,028)	200,000	32,220	11/18/54	(300 bp) — Monthly	10,092
	CMBX NA BBB-.12 Index	(1,802)	15,000	2,700	8/17/61	(300 bp) — Monthly	890
	CMBX NA BBB-.14 Index	(3,109)	51,000	10,639	12/16/72	(300 bp) — Monthly	7,505
	CMBX NA BBB-.14 Index	(3,211)	19,000	3,963	12/16/72	(300 bp) — Monthly	743
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,476,340	1/17/47	(300 bp) — Monthly	(899,549)
	CMBX NA BBB-.8 Index	(16,095)	116,000	20,033	10/17/57	(300 bp) — Monthly	3,880
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,039,659	11/17/59	(500 bp) — Monthly	855,145
	CMBX NA BB.7 Index	(9,888)	57,000	17,984	1/17/47	(500 bp) — Monthly	8,048
	CMBX NA BBB-.10 Index	(10,617)	49,000	8,541	11/17/59	(300 bp) — Monthly	(2,101)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	203,160	1/17/47	(300 bp) — Monthly	113,539
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(10,140)	83,200	8,187	5/11/63	(200 bp) — Monthly	(1,983)
	CMBX NA A.6 Index	(3,488)	28,800	2,834	5/11/63	(200 bp) — Monthly	(664)
	CMBX NA A.6 Index	(1,931)	16,000	1,574	5/11/63	(200 bp) — Monthly	(363)
	CMBX NA A.6 Index	(1,817)	15,200	1,496	5/11/63	(200 bp) — Monthly	(327)
	CMBX NA A.6 Index	(1,370)	12,800	1,260	5/11/63	(200 bp) — Monthly	(115)
	CMBX NA A.6 Index	(1,178)	10,400	1,023	5/11/63	(200 bp) — Monthly	(158)
	CMBX NA A.6 Index	(735)	7,200	708	5/11/63	(200 bp) — Monthly	(29)
	CMBX NA A.6 Index	(503)	4,800	472	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA BB.10 Index	(164,027)	1,564,000	508,769	11/17/59	(500 bp) — Monthly	343,439
	CMBX NA BB.10 Index	(422,820)	1,392,000	452,818	11/17/59	(500 bp) — Monthly	28,838
	CMBX NA BB.10 Index	(37,576)	160,000	52,048	11/17/59	(500 bp) — Monthly	14,338
	CMBX NA BB.7 Index	(192,058)	996,000	314,238	1/17/47	(500 bp) — Monthly	121,350
	CMBX NA BB.7 Index	(158,631)	786,000	247,983	1/17/47	(500 bp) — Monthly	88,697
	CMBX NA BB.7 Index	(131,172)	701,000	221,166	1/17/47	(500 bp) — Monthly	89,410
	CMBX NA BB.7 Index	(134,942)	671,000	211,701	1/17/47	(500 bp) — Monthly	76,200
	CMBX NA BB.8 Index	(543,224)	1,514,213	562,227	10/17/57	(500 bp) — Monthly	17,742
	CMBX NA BB.8 Index	(148,488)	406,818	151,051	10/17/57	(500 bp) — Monthly	2,224
	CMBX NA BB.8 Index	(104,048)	285,062	105,844	10/17/57	(500 bp) — Monthly	1,558
	CMBX NA BB.8 Index	(1,087)	2,899	1,076	10/17/57	(500 bp) — Monthly	(13)
	CMBX NA BB.9 Index	(141,628)	1,064,000	311,433	9/17/58	(500 bp) — Monthly	168,918
	CMBX NA BB.9 Index	(128,586)	855,000	250,259	9/17/58	(500 bp) — Monthly	120,960
	CMBX NA BB.9 Index	(2,505)	71,000	20,782	9/17/58	(500 bp) — Monthly	18,218
	CMBX NA BB.9 Index	(2,339)	38,000	11,123	9/17/58	(500 bp) — Monthly	8,752
	CMBX NA BB.9 Index	(2,461)	18,000	5,269	9/17/58	(500 bp) — Monthly	2,793
	CMBX NA BB.9 Index	(547)	14,000	4,098	9/17/58	(500 bp) — Monthly	3,539
	CMBX NA BB.9 Index	(1,514)	10,000	2,927	9/17/58	(500 bp) — Monthly	1,405
	CMBX NA BB.9 Index	(347)	7,000	2,049	9/17/58	(500 bp) — Monthly	1,696
	CMBX NA BB.9 Index	(431)	7,000	2,049	9/17/58	(500 bp) — Monthly	1,613
	CMBX NA BB.9 Index	(757)	5,000	1,464	9/17/58	(500 bp) — Monthly	703
	CMBX NA BB.9 Index	(54)	1,000	293	9/17/58	(500 bp) — Monthly	238
	CMBX NA BBB-.10 Index	(288,475)	2,338,000	407,513	11/17/59	(300 bp) — Monthly	117,869
	CMBX NA BBB-.10 Index	(144,191)	1,665,000	290,210	11/17/59	(300 bp) — Monthly	145,186
	CMBX NA BBB-.10 Index	(160,942)	1,269,000	221,187	11/17/59	(300 bp) — Monthly	59,610
	CMBX NA BBB-.10 Index	(166,387)	987,000	172,034	11/17/59	(300 bp) — Monthly	5,154
	CMBX NA BBB-.10 Index	(83,477)	385,000	67,106	11/17/59	(300 bp) — Monthly	(16,564)
	CMBX NA BBB-.10 Index	(73,306)	339,000	59,088	11/17/59	(300 bp) — Monthly	(14,389)
	CMBX NA BBB-.10 Index	(17,975)	76,000	13,247	11/17/59	(300 bp) — Monthly	(4,766)
	CMBX NA BBB-.10 Index	(16,090)	66,000	11,504	11/17/59	(300 bp) — Monthly	(4,619)
	CMBX NA BBB-.10 Index	(7,309)	61,000	10,632	11/17/59	(300 bp) — Monthly	3,293
	CMBX NA BBB-.10 Index	(8,950)	41,000	7,146	11/17/59	(300 bp) — Monthly	(1,824)
	CMBX NA BBB-.10 Index	(8,954)	39,000	6,798	11/17/59	(300 bp) — Monthly	(2,176)
	CMBX NA BBB-.10 Index	(2,537)	20,000	3,486	11/17/59	(300 bp) — Monthly	939
	CMBX NA BBB-.11 Index	(191,080)	1,214,000	195,575	11/18/54	(300 bp) — Monthly	3,888
	CMBX NA BBB-.11 Index	(6,355)	112,000	18,043	11/18/54	(300 bp) — Monthly	11,632
	CMBX NA BBB-.12 Index	(221,082)	973,000	175,140	8/17/61	(300 bp) — Monthly	(46,429)
	CMBX NA BBB-.12 Index	(58,425)	189,000	34,020	8/17/61	(300 bp) — Monthly	(24,499)
	CMBX NA BBB-.12 Index	(1,154)	28,000	5,040	8/17/61	(300 bp) — Monthly	3,872
	CMBX NA BBB-.13 Index	(5,978)	97,000	19,342	12/16/72	(300 bp) — Monthly	13,315
	CMBX NA BBB-.6 Index	(2,066,357)	6,695,945	1,489,798	5/11/63	(300 bp) — Monthly	(579,910)
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	551,355	1/17/47	(300 bp) — Monthly	362,582
	CMBX NA BBB-.7 Index	(7,132)	70,000	13,083	1/17/47	(300 bp) — Monthly	5,916
	CMBX NA BBB-.8 Index	(426,068)	2,717,000	469,226	10/17/57	(300 bp) — Monthly	41,800
	CMBX NA BBB-.8 Index	(247,787)	1,953,000	337,283	10/17/57	(300 bp) — Monthly	88,520
	CMBX NA BBB-.8 Index	(276,751)	1,779,000	307,233	10/17/57	(300 bp) — Monthly	29,593
	CMBX NA BBB-.8 Index	(196,940)	1,376,000	237,635	10/17/57	(300 bp) — Monthly	40,007
	CMBX NA BBB-.8 Index	(155,805)	1,225,000	211,558	10/17/57	(300 bp) — Monthly	55,141
	CMBX NA BBB-.8 Index	(149,053)	962,000	166,137	10/17/57	(300 bp) — Monthly	16,604
	CMBX NA BBB-.8 Index	(132,969)	851,000	146,968	10/17/57	(300 bp) — Monthly	13,573
	CMBX NA BBB-.8 Index	(17,631)	130,000	22,451	10/17/57	(300 bp) — Monthly	4,755
	CMBX NA BBB-.8 Index	(17,713)	130,000	22,451	10/17/57	(300 bp) — Monthly	4,674
	CMBX NA BBB-.8 Index	(15,431)	99,000	17,097	10/17/57	(300 bp) — Monthly	1,611
	CMBX NA BBB-.8 Index	(155)	1,000	173	10/17/57	(300 bp) — Monthly	17

Upfront premium received		944			Unrealized appreciation		7,714,126

Upfront premium (paid)		(40,486,232)			Unrealized (depreciation)		(6,484,853)

	Total	$(40,485,288)				Total	$1,229,273
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,733,759,449.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
Short-term investments
	Putnam Short Term Investment Fund**	$223,781,179	$758,713,923	$854,240,270	$317,047	$128,254,832

	Total Short-term investments	$223,781,179	$758,713,923	$854,240,270	$317,047	$128,254,832
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,609,195.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $115,230,838.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $723,625.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $12,768,112.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,305,727,475 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $106,452,105 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $115,230,838 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$11,899,884	$—
Convertible bonds and notes	—	64,581,087	—
Corporate bonds and notes	—	276,955,783	—
Foreign government and agency bonds and notes	—	174,901,579	—
Mortgage-backed securities	—	780,316,097	—
Purchased options outstanding	—	4,113,650	—
Purchased swap options outstanding	—	48,928,472	—
Senior loans	—	24,613,161	—
U.S. government and agency mortgage obligations	—	1,333,798,968	—
U.S. treasury obligations	—	11,020,253	—
Warrants	—	—	14
Short-term investments	20,921,000	480,907,982	—

Totals by level	$20,921,000	$3,212,036,916	$14
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,919,223	$—
Futures contracts	10,431,120	—	—
Written options outstanding	—	(2,362,500)	—
Written swap options outstanding	—	(104,685,418)	—
Forward premium swap option contracts	—	954,326	—
TBA sale commitments	—	(1,032,693,859)	—
Interest rate swap contracts	—	38,617,269	—
Total return swap contracts	—	(1,042,286)	—
Credit default contracts	—	(30,535,894)	—

Totals by level	$10,431,120	$(1,126,829,139)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$210,000,000
Purchased swap option contracts (contract amount)	$9,009,300,000
Written TBA commitment option contracts (contract amount)	$210,000,000
Written swap option contracts (contract amount)	$9,780,400,000
Futures contracts (number of contracts)	12,000
Forward currency contracts (contract amount)	$2,250,600,000
OTC interest rate swap contracts (notional)	$2,200,000
Centrally cleared interest rate swap contracts (notional)	$7,626,000,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$614,900,000
Warrants (number of warrants)	353
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com